Registration Nos. 2-81149
                                                                        811-3636
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                            ------------------------

                                    FORM N-1A


           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           |_|
                       POST-EFFECTIVE AMENDMENT No. 21                       |X|
                                       and
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       |_|
                              AMENDMENT No. 22                               |X|
                        (Check appropriate box or boxes)

                            ------------------------
                   The Guardian Variable Contract Funds Inc.
                   (Formerly THE GUARDIAN STOCK FUND, INC.)
               (Exact Name of Registrant as Specified in Charter)
                 7 Hanover Square, New York, New York 10004
                    (Address of Principal Executive Offices)
                  Registrant's Telephone Number: (212) 598-8359


                            ------------------------


      Richard T. Potter, Jr., Esq.                          Copy to:
      c/o The Guardian Insurance &                   Cathy G. O'Kelly, Esq.
          Annuity Company, Inc                 Vedder, Price, Kaufman & Kammholz
            7 Hanover Square                        222 North LaSalle Street
        New York, New York 10004                    Chicago, Illinois 60601
(Name and Address of Agent for Service)


                            ------------------------

      It is proposed that this filing will become effective (check appropriate box):

            |_| immediately upon filing pursuant to paragraph (b) of Rule 485


            |X| on September 7, 1999 pursuant to paragraph (b) of Rule 485


            |_| 60 days after filing pursuant to paragraph (a)(1) of Rule 485


            |_| on (date) pursuant to paragraph (a)(1) of Rule 485


            |_| 75 days after filing pursuant to paragraph (a)(2) of Rule 485

            |_| on (date) pursuant to paragraph (a)(2) of Rule 485.

      If appropriate, check the following box:

            |_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            ------------------------

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

                         THE GUARDIAN STOCK FUND, INC.
                              CROSS REFERENCE SHEET
                            (as required by Rule 495)

Form N-1A Item No.

Part A

Item 1.  Front and Back Cover Pages .....................................     Front and Back Cover Pages

Item 2.  Risk/Return Summary: Investments, Risks, and Performance .......     Investment Objective; The Fund's principal investment
                                                                              strategies; The principal risks of investing in the
                                                                              Fund; How the Fund has performed

Item 3.  Risk/Return Summary: Fee Table .................................     Fund Management

Item 4.  Investment Objectives, Principal Investment Strategies, and          The Fund's principal investment strategies; The
           Related Risks ................................................     principal risks of investing in the Fund; Risks and
                                                                              special investment techniques

Item 5.  Management's Discussion of Fund Performance ................ ...     How the Fund has performed

Item 6.  Management, Organization, and Capital Structure ................     Fund Management

Item 7.  Shareholder Information ........................................     Buying and Selling Fund Shares

Item 8.  Distribution Arrangements ......................................     Buying and Selling Fund Shares

Item 9.  Financial Highlights Information ...............................     Financial Highlights

Part B

Item 10. Cover Page and Table of Contents ...............................     Cover Page and Table of Contents

Item 11. Fund History ...................................................     Not Applicable

Item 12. Description of the Fund and Its Investments and Risks ..........     Investment Restrictions; Special Investment Techniques

Item 13. Management of the Fund .........................................     Fund Management

Item 14. Control Persons and Principal Holders of Securities ............     Guardian Life and Other Fund Affiliates

Item 15. Investment Advisory and Other Services .........................     Investment Adviser and Other Services; Custodian and
                                                                              Transfer Agent; Independent Auditors and Financial
                                                                              Statements

Item 16. Brokerage Allocation and Other Practices .......................     Portfolio Transactions and Brokerage

Item 17. Capital Stock and Other Securities .............................     Capital Stock

Item 18. Purchase, Redemption and Pricing of Shares .....................     Not Applicable

Item 19. Taxation of the Fund ...........................................     Not Applicable

Item 20. Underwriters ...................................................     Not Applicable

Item 21. Calculations of Performance Data ...............................     Performance Data

Item 22. Financial Statements ...........................................     Independent Auditors and Financial Statements

Part C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

PROSPECTUS


September 7, 1999


THE GUARDIAN
STOCK FUND

INVESTMENT OBJECTIVE

THE GUARDIAN STOCK FUND seeks long-term growth of capital. Income is not a specific objective, although it is anticipated that long-term growth of capital will be accompanied by growth of income.

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Availability of the Fund

The Fund is offered to the public only through ownership of certain variable annuity contracts and variable life insurance policies. Class I shares are available only through ownership of annuity and insurance products issued by The Guardian Insurance & Annuity Company, Inc. Class II shares are available only through ownership of annuity and insurance products offered by other insurance companies.

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As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's shares, nor has the Commission determined that this prospectus is complete or accurate. It is a criminal offense to state otherwise.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or depository institution, are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency, and involve investment risk, including possible loss of the principal amount invested.


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T H E   G U A R D I A N   S T O C K   F U N D             P R O S P E C T U S  1
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

      Stock selection system
--------------------------------------------------------------------------------
      The Fund's adviser, Guardian Investor Services Corporation (GISC), uses a stock selection system to identify securities that represent good relative value and have reasonable prospects of superior relative price gain.

The Fund's principal investment strategies

The Fund seeks long-term growth of capital. Income is not a specific objective, although it is anticipated that long-term growth of capital will be accompanied by growth of income.

At least 80% of the value of the Fund's total assets is invested in a diversified portfolio of U.S. common stocks and convertible securities. Convertible securities are described in the section called Risks and special investment techniques. Under normal circumstances, the Fund intends to be fully invested in these types of securities.

The Fund's adviser, Guardian Investor Services Corporation (GISC), uses a stock selection system to identify securities that represent good relative value and have reasonable prospects of superior relative price gain. This system uses several quantitative models that score each security considered for purchase or sale. In making investment decisions, GISC will also take into account the risk-reward prospects for each security and the portfolio manager's judgment about the outlook for specific industries, companies and the economy.

GISC uses a flexible approach in managing the Fund's portfolio. GISC considers factors in analyzing potential investments that vary over time and among different issuers. The Fund may select companies of any size and in any industry sector, while maintaining broad diversification within the equity markets.

The Fund may invest up to 5% of its net assets in securities that are issued and settled overseas. These securities may be issued by U.S. or foreign companies. The Fund may enter into forward foreign currency exchange contracts relating to these foreign investments.

From time to time the Fund may use options or futures contracts which are described in Risks and special investment techniques. The Fund normally uses options to try to hedge the value of portfolio securities, particularly where the issuer is involved in merger negotiations or other corporate transactions. The Fund uses futures - typically securities index futures - to better manage its cash position.

The Fund may also make real estate investments, including real estate investment trusts (REITs). REITs are entities that invest in income-producing real estate. REITs typically derive income from rents paid on real property or interest on mortgages on real property.

As a temporary defensive strategy, the Fund may invest some or all of its assets in debt obligations, including U.S. government securities, investment grade corporate bonds, commercial paper, repurchase agreements and cash equivalents. The effects of this defensive posture are discussed in Risks and special investment techniques. To the extent the Fund assumes a temporary defensive position, it may not pursue its investment objective during that time.


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2  P R O S P E C T U S             T H E   G U A R D I A N   S T O C K   F U N D
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

The principal risks of investing in the Fund

As with all mutual funds, the value of your investment could decline so you could lose money. The Fund is subject to the general risks of investing in the stock markets, which include the risk that share prices of the securities in its portfolio can be driven up or down gradually or sharply by general conditions in the stock markets, or by the performance of an individual company or industry. The Fund could also be subject to the risks of foreign investing to the limited extent that its portfolio may be invested overseas. The Fund's real estate investments, including REITs, will be affected by changes in real estate conditions. More detailed information about these risks appears in the section called Risks and special investment techniques.

How the Fund has performed

The bar chart and table below provide some indication of the risks of investing in the Fund by showing how the performance of Class I shares has varied over the past 10 years. The performance figures shown assume that all dividends and distributions are reinvested in the Fund. This performance information does not reflect separate account or variable insurance contract fees or charges. If these fees and charges were reflected, the Fund's returns would be less than those shown. Past results do not necessarily indicate how the Fund will perform in the future.

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Highest and lowest quarters

During the period shown in the bar chart, the highest and lowest returns, respectively, for a quarter were:

Best quarter

22.26% for the quarter ended December 31, 1998.

Worst quarter

(15.51)% for the quarter ended September 30, 1990.

Year-by-year returns
Total Returns
(Years ended December 31)

1989..................................................................... 23.55%
1990.....................................................................-11.85%
1991..................................................................... 35.96%
1992..................................................................... 20.07%
1993..................................................................... 19.96%
1994.....................................................................- 1.27%
1995..................................................................... 34.65%
1996..................................................................... 26.90%
1997..................................................................... 35.58%
1998..................................................................... 19.86%

Returns of Class II shares would be different from the returns depicted in the bar chart because they have different expenses from Class I shares.

Please refer to the prospectus for the variable annuity contract or variable life insurance policy that offers the Fund to learn about expenses that will affect your return.


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T H E   G U A R D I A N   S T O C K   F U N D             P R O S P E C T U S  3
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

Average annual total returns

This table provides some indication of the risks of investing in the Fund by showing the average annual total returns for the 1, 5 and 10-year periods ended December 31, 1998. It compares the Fund's performance with the S&P 500 Index, an index of 500 large-cap U.S. stocks that is generally considered to be representative of U.S. stock market activity. Class II shares have not previously been sold and, as a result, no performance history is available.

                                        1 year          5 years         10 years
--------------------------------------------------------------------------------
Class I shares                          19.86%           22.35%           19.32%
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S&P 500 Index                           28.58%           23.96%           19.10%
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4  P R O S P E C T U S             T H E   G U A R D I A N   S T O C K   F U N D
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

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      RISKS AND SPECIAL INVESTMENT TECHNIQUES
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WE'VE ALREADY BRIEFLY DESCRIBED the principal risks of investing in the Fund. In this section of the prospectus, we describe the risks in more detail, as well as some of the special investment techniques the Fund's adviser expects to use.

PRINCIPAL RISKS TO INVESTORS

Stock market risks

You could lose money in connection with the Fund's equity investments, or the Fund's performance could fall below that of other possible investments, if any of the following occurs:

o     The U.S. or a foreign stock market declines

o     stocks are temporarily out of favor relative to bonds or cash

o an adverse event such as negative press reports about a company in the Fund's portfolio depresses the value of the company's stock

o the investment adviser's judgment about the value or potential appreciation of a particular stock proves to be incorrect

o companies pay lower stock dividends than expected, or pay no dividends at all.

Foreign market risks

Investing in foreign markets involves additional risks. Foreign securities may be affected by political, social and economic developments abroad. Financial markets in foreign countries may be less liquid or more volatile than U.S. markets. Less information may be available about foreign company operations, and foreign countries may impose withholding taxes on interest and dividend income. Government regulations and accounting standards may be less stringent as well. Brokerage commissions and custodial fees for foreign investments are often higher than those for investments in U.S. securities. Exchange rates can adversely affect the value of foreign securities and their dividends or earnings, irrespective of the underlying performance.

Euro Conversion

On January 1, 1999, the European Monetary Union (EMU) launched a new currency, the Euro. It became the official currency of 11 European countries (Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain) and replaced individual currencies in those countries. Three other EU member countries (Denmark, Greece and the United Kingdom) may convert to the Euro at a later date. It is expected that 46% of the capitalization of the entire European market will be reflected in Euros, and most participating governments will issue their bonds in Euros. It is impossible to predict what effect, if any, the conversion to Euros will have on the Fund. The Euro conversion presents investors with unique risks and uncertainties, including:

1.    the readiness of Euro payment, clearing and other operational systems;

2. the legal treatment of debt instruments and financial contracts denominated in or referring to existing national currencies rather than the Euro;

3. exchange-rate fluctuations between the Euro and non-Euro currencies during the transition period of January 1, 1999 through December 31, 2001 and beyond;

4.    potential U.S. tax issues with respect to Fund securities; and

5. the ability to manage monetary policies among the participating countries. These and other factors could adversely affect the value of or income from Fund securities.


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T H E   G U A R D I A N   S T O C K   F U N D             P R O S P E C T U S  5
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

Year 2000 considerations

Like other mutual fund companies and financial and business organizations around the world, the Fund could be adversely affected if our computers or those of our advisers or other service providers fail to process data properly as of January 1, 2000. Many computer systems cannot distinguish the year 2000 from the year 1900 when they are making date-related calculations, because of the way date information is stored in these systems.

We are working to address this issue, and expect that all relevant systems will be able to correctly interpret the year 2000 when that date arrives. As of the date of this prospectus, we do not anticipate that shareholders will experience negative effects on their investments or on the services provided in connection with our Year 2000 conversion. However, we cannot guarantee that our preparations will be successful.

Everyone involved is making substantial efforts to address their systems and the systems with which they interface, but it is not possible to provide assurance that operational problems will not occur. We believe that, with the modification of existing computer systems, updates by vendors and conversion to new software and hardware, shareholders will not experience negative effects on their investments as a result of the year 2000 issue. However, the year 2000 issue, by its very nature, contains inherent uncertainties, including the uncertainty of year 2000 readiness of third parties. As a result, we are unable to determine at this time whether the consequences of year 2000 failures will have a material adverse effect on our results of operations, liquidity or financial position.

It is possible that the markets for securities in which the Fund invests may be detrimentally affected by computer failures throughout the financial industry beginning January 1, 2000 if systems should cease to function at that time. This may result in trade settlement problems and liquidity issues. Corporate and governmental data processing errors may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers may be affected by remediation costs. In addition, it has been reported that foreign institutions have made less progress in addressing the Year 2000 problem than major U.S. entities, which could make certain Fund investments more sensitive to these risks.

Real estate risks

To the extent that the Fund invests in real estate, the Fund will be affected by conditions in the real estate market, such as overall property prices, property taxes and interest rates. REITs may decrease in value if the relevant tax laws change, or if a REIT fails to qualify for the tax-free pass-through of income. REITs are also affected by defaults by borrowers and tenants.

Diversification risk

In order to meet the Fund's investment objectives, GISC must try to determine the proper mix of securities that will maximize the Fund's return. It may not properly ascertain the appropriate mix of securities for any particular economic cycle. Also, the timing of movements from one type of security to another could have a negative effect on the Fund's overall objective.

Temporary defensive position

The Fund may take a temporary defensive position in order to try to respond to emergency or extraordinary circumstances. The Fund may invest in debt obligations or cash instruments, and may borrow up to 33 1/3% of the value of its total assets. While this strategy may avoid losses for the Fund, it may also result in lost investment opportunities.

Portfolio turnover

Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover. Active trading of securities may also increase the Fund's realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.


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6  P R O S P E C T U S             T H E   G U A R D I A N   S T O C K   F U N D
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

Historically, the Fund has not had high portfolio turnover; however, the Fund will buy and sell portfolio securities as GISC sees fit in attempting to maximize returns.

SPECIAL INVESTMENT TECHNIQUES

American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs)

The Fund may invest in securities of U.S. or foreign companies which are issued or settled overseas in the form of ADRs, EDRs, or other similar securities. An ADR is a U.S. dollar-denominated security issued by a U.S. bank or trust company which represents, and may be converted into, a foreign security. An EDR or GDR is similar, but is issued by a European bank. Depositary receipts are generally subject to the same risks as direct investment in foreign securities.

Borrowing

The Fund may borrow up to 5% of the value of its total assets for temporary emergency purposes. When the Fund borrows money, it will maintain assets in a segregated account to cover its repayment obligation.

Convertible securities

The Fund may invest in convertible securities, which are securities such as debt or preferred stock, that can be exchanged for a set number of another security (usually common shares) at a predetermined price.

Forward foreign currency exchange contracts

The Fund may use forward foreign currency exchange contracts to try to manage the risk of changes in currency exchange rates. A forward foreign currency exchange contract is an agreement to exchange a specified amount of U.S. dollars for a specified amount of a foreign currency on a specific date in the future. The outcome of this transaction depends on the adviser's ability to predict how the U.S. dollar will fare against the foreign currency. The Fund uses these contracts to try to hedge against adverse exchange rate changes, and not for speculative purposes, but there is no guarantee of success.

Financial futures contracts

The Fund may enter into financial futures contracts, in which it agrees to buy or sell certain financial instruments on a specified future date based on a projected level of interest rates or the projected performance of a particular security index. If the Fund's adviser misjudges the direction of interest rates or markets, the Fund's overall performance could suffer. The risk of loss could be substantial since a futures contract requires only a small deposit to take a large position. A small change in a financial futures contract could have a substantial impact, favorable or unfavorable.


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T H E   G U A R D I A N   S T O C K   F U N D             P R O S P E C T U S  7
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

Illiquid securities and exempt commercial paper

Illiquid securities are either not readily marketable at their approximate value within seven days, are not registered under the federal securities laws (unless they are exempt from registration, as noted in the following paragraph), or are otherwise viewed as illiquid by the Securities and Exchange Commission. Repurchase agreements that mature in more than seven days, certain variable rate master demand notes, and over-the-counter options are treated as illiquid securities. The absence of trading can make it difficult to value or dispose of illiquid securities. It can also adversely affect the Fund's ability to calculate its net asset value or manage its portfolio. The Fund may not invest more than 15% of its net assets in illiquid securities.

Securities which qualify under an exemption from registration under federal securities laws for resales to institutional investors may be treated by the Fund as liquid. If the Fund's adviser determines that these securities are liquid under guidelines adopted by the Board of Directors, they may be purchased without regard to the 15% illiquidity limit. Similarly, the Fund typically treats commercial paper issued in reliance on an exemption from registration under federal securities laws as liquid.

Investment grade securities

The Fund may purchase investment grade debt securities as a temporary defensive measure. Investment grade securities are bonds or convertible preferred stock that nationally recognized statistical ratings organizations, such as Moody's Investors Service, Inc. and Standard & Poor's Ratings Group, rate as Aaa or AAA (the highest quality) to Baa or BBB.

Money market instruments

Money market instruments are short-term debt instruments, which are written promises to repay debt within a year. They include Treasury bills and certificates of deposit, and they are characterized by safety and liquidity, which means they are easily convertible into cash. Money market instruments may be used by the Fund for cash management or temporary defensive purposes.


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8  P R O S P E C T U S             T H E   G U A R D I A N   S T O C K   F U N D
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

Options

The Fund may purchase or sell options to buy or sell securities, indices of securities or financial futures contracts within a specified future period. The owner of an option has the right to buy or sell the underlying instrument at a set price, by a specified date in the future. The Fund may, but is not required to, use options to attempt to minimize the risk of the underlying investment and to manage exposure to changes in foreign currencies. However, if the adviser misjudges the direction of the market for a security, the Fund could lose money by using options - more money than it would have lost by investing directly in the security.

Repurchase agreements

In a repurchase agreement transaction, the Fund purchases a debt security and obtains a simultaneous commitment from the selling bank or securities dealer to repurchase that debt security at an agreed time and price, reflecting a market rate of interest. Repurchase agreements are fully collateralized by U.S. government securities, bank obligations and cash or cash equivalents. Costs, delays or losses could result if the seller became bankrupt or was otherwise unable to complete the repurchase agreement. To minimize this risk, the investment adviser evaluates the creditworthiness of potential repurchase agreement counterparties using guidelines adopted by the Board of Directors. The Fund may use repurchase agreements for cash management or temporary defensive purposes.

Other

New financial products and risk management techniques continue to be developed. The Fund may use these instruments and techniques to the extent and when consistent with its investment objectives or regulatory and federal tax considerations.


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T H E   G U A R D I A N   S T O C K   F U N D             P R O S P E C T U S  9
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

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      FUND MANAGEMENT
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THE MANAGEMENT and affairs of the Fund are supervised by its Board of Directors.

THE FUND'S INVESTMENT ADVISER

Guardian Investor Services Corporation (GISC) is the adviser for the Fund. GISC is wholly owned by The Guardian Life Insurance Company of America (Guardian
Life), a New York mutual insurance company. GISC is located at 7 Hanover Square, New York, New York 10004. GISC buys and sells securities, selects brokers to effect transactions, and negotiates brokerage fees. GISC is the adviser to several other mutual funds sponsored by Guardian Life, and it is the underwriter and distributor of the Fund's shares and of variable annuity contracts and variable life insurance contracts issued by The Guardian Insurance & Annuity Company, Inc. (GIAC).

The Fund pays GISC a management fee for its services at an annual rate of 0.50% of average net assets.

PORTFOLIO MANAGERS

Frank J. Jones, Ph.D., Executive Vice President and Chief Investment Officer of Guardian Life, manages the Fund jointly with Larry A. Luxenberg, CFA and John B. Murphy, CFA. This team has managed the Fund since April 1998. Dr. Jones has been with Guardian Life for five years. Mr. Luxenberg, Vice President, Equity Securities, has been with Guardian Life for the past 15 years. Mr. Murphy, Vice President, Equity Securities, has been with Guardian Life for the past 8 years.

Rule 12b-1 plan for Class II shares

Class II shares of the Fund are offered through variable annuities and variable life insurance policies sponsored by other insurance companies. Class II shares bear a pro-rata portion of the Fund's overall expenses, and also bear an annual fee of 0.25% of the average daily net assets of Class II shares. This fee is paid under a Rule 12b-1 distribution plan for Class II shares and is used to pay for marketing and distribution expenses and/or ongoing shareholder services provided to Class II shareholders. Part or all of the 12b-1 fee may be paid to third parties that provide shareholder services or sell Class II shares.


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10  P R O S P E C T U S            T H E   G U A R D I A N   S T O C K   F U N D
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

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      BUYING AND SELLING FUND SHARES
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YOU CAN BUY THIS FUND only if you're a contractowner of a variable annuity contract or variable life insurance policy that offers the Fund as an investment option. GIAC buys and sells Class I shares based on premium allocation, transfer, withdrawal and surrender instructions made by GIAC contractowners, and other insurance companies that offer the Fund through their variable annuity or variable life insurance products buy and sell Class II shares based on instructions from their contractowners.

The Fund will ordinarily make payment for redeemed shares within three business days after it receives an order to sell shares. The redemption price will be the net asset value next determined after GIAC or another insurance company, as appropriate, receives the contractowner's instructions or request in proper form. The Fund may refuse to redeem shares or postpone payment of proceeds during any period when:

o     trading on the New York Stock Exchange (NYSE) is restricted

o     the NYSE is closed for other than weekends and holidays

o an emergency makes it not reasonably practicable for the Fund to dispose of assets or calculate its net asset value (NAV); or

o     as permitted by the Securities and Exchange Commission.

See the prospectus for your variable annuity contract or variable life insurance policy for more details about the allocation, transfer and withdrawal provisions of your annuity or policy.

Share price

The share price of the Fund is calculated each day that the NYSE is open. The price is set at the close of trading on the NYSE or 4 p.m. Eastern time, whichever is earlier. The price is based on the Fund's current net asset value, or NAV.

NAV is the value of everything a Fund owns, minus everything it owes, divided by the number of shares investors hold.

The Fund values its assets at current market prices when market prices are readily available. If market value cannot be established, assets are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors. Short-term securities that mature in 60 days or less are valued by using the amortized cost method, unless the Board determines that this does not represent fair value.


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T H E   G U A R D I A N   S T O C K   F U N D            P R O S P E C T U S  11
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

Dividends, distributions and taxes

Net investment income and net capital gains that are distributed to separate accounts by the Fund are reinvested in additional shares of the Fund at NAV. The Fund typically distributes any net investment income twice each year and any net capital gains once each year. The Fund's Board of Directors can change this policy. Contractowners will be notified when these distributions are made.

Other information about the Fund

The Fund does not currently foresee any disadvantages to contractowners arising from the fact that it offers shares to both variable annuity contract and variable life insurance policy separate accounts. The Board monitors events to ensure there are no material irreconcilable differences between or among contractowners. If such a conflict should arise, one or more separate accounts may withdraw their investment in the Fund. This could possibly force the Fund to sell portfolio securities at disadvantageous prices.

If circumstances make it necessary to create separate portfolios for variable annuity and variable life insurance separate accounts, GIAC or another insurance company that offers the Fund will bear the expenses involved in setting up the new portfolios. However, the ongoing expenses contractowners ultimately pay would likely increase because of the loss of economies of scale provided by the current arrangement.


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12  P R O S P E C T U S            T H E   G U A R D I A N   S T O C K   F U N D
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

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      FINANCIAL HIGHLIGHTS
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THE FINANCIAL HIGHLIGHTS table is intended to help you understand the financial performance of the Fund over the past five years.

Certain information reflects financial results for a single Class I share of the Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions.) This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request. Since no Class II shares have been issued as of December 31, 1998, no information is provided for Class II shares.

                                                                         For the year ended December 31
                                                ------------------------------------------------------------------------------
                                                   1998             1997             1996             1995             1994
                                                ----------       ----------       ----------       ----------       ----------
Net Asset Value, Beginning of Period                $46.05           $38.59           $34.72           $27.33           $29.00
                                                ----------       ----------       ----------       ----------       ----------

Income from investment operations

  Net Investment Income                               0.47             0.52             0.53             0.44             0.40
  Net Gains or Losses on Securities
    (both realized and unrealized)                    8.56            12.97             8.62             9.01            (0.77)
                                                ----------       ----------       ----------       ----------       ----------
  Total from Investment Operations                    9.03            13.49             9.15             9.45            (0.37)

Less distributions

  Dividends (from Net Investment
    Income)                                          (0.47)           (0.52)           (0.54)           (0.44)           (0.40)
  Distributions in excess of
    Net Investment Income                               --               --               --               --               --
  Distributions (from Capital Gains)                 (5.53)           (5.51)           (4.74)           (1.62)           (0.90)
                                                ----------       ----------       ----------       ----------       ----------
  Total Distributions                                (6.00)           (6.03)           (5.28)           (2.06)           (1.30)
                                                ----------       ----------       ----------       ----------       ----------
Net Asset Value, End of Period                      $49.08           $46.05           $38.59           $34.72           $27.33
                                                ----------       ----------       ----------       ----------       ----------
Total Return                                         19.86%           35.58%           26.90%           34.65%           (1.27)%

Ratios/Supplemental data

  Net Assets, End of Period (000's omitted)     $3,665,196       $3,222,187       $2,226,728       $1,615,271       $1,038,991
  Ratio of Expenses to Average
    Net Assets                                        0.52%            0.52%            0.53%            0.53%            0.53%
  Ratio of Net Investment Income (Loss)
    to Average Net Assets                             0.95%            1.17%            1.50%            1.39%            1.49%
  Portfolio Turnover Rate                               56%              51%              66%              78%              53%


                                                         -----------------------
T H E   G U A R D I A N   S T O C K   F U N D            P R O S P E C T U S  13
                                                         -----------------------

--------------------------------------------------------------------------------
      FOR MORE DETAILED INFORMATION
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION about the Fund is available in the annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the past fiscal year.

The Fund's Statement of Additional Information contains additional information about the Fund. It has been filed with the SEC and is incorporated in this prospectus by reference. A free copy of the Fund's Statement of Additional Information and most recent annual report and semi-annual report may be obtained, and further inquiries can be made, by calling 1-800-221-3253 or by writing Guardian Investor Services Corporation at 7 Hanover Square, New York, New York 10004.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. Reports and other information about the Fund are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington D.C. 20549-6009.

Custodian, Transfer Agent and Dividend Paying Agent

State Street Bank and Trust Company, Custody Division, 1776 Heritage Drive, North Quincy, Massachusetts 02171, is the Fund's custodian, transfer agent and dividend paying agent.

1940 Act File No. 811-3636


-----------------------
14  P R O S P E C T U S            T H E   G U A R D I A N   S T O C K   F U N D
-----------------------

The Guardian VC Asset Allocation Fund


Prospectus
September 7, 1999


Investment objective

The Guardian VC Asset Allocation Fund seeks long-term total investment return consistent with moderate investment risk. Total investment return consists of income and changes in the market value of the Fund's investments.

Availability of the Fund

Shares of the Fund are offered to the public only through ownership of variable annuity contracts and variable life insurance policies issued by The Guardian Insurance & Annuity Company, Inc.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's shares, nor has the Commission determined that this prospectus is complete or accurate. It is a criminal offense to state otherwise.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or depository institution, are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency, and involve investment risk, including possible loss of the principal amount invested.

      A fund of funds
--------------------------------------------------------------------------------
      The Fund intends to operate primarily as a "fund of funds." The adviser generally invests in shares of other mutual funds for which it also serves as the adviser. The equity or stock part of the Fund's portfolio is usually invested in The Guardian Stock Fund, while the debt or bond part is invested in The Guardian Bond Fund, and the money market part is invested in The Guardian Cash Fund, The Fund may also invest in individual securities when the adviser thinks it is advisable.

The Fund's principal investment strategies

The Fund allocates its assets among three broad classes of investments: U.S. common stocks and convertible securities; investment grade bonds and other debt obligations; and cash and money market instruments.

The Fund uses its own theoretical models to decide how much to invest in each asset class, fluctuating from a "neutral position" of 60% of assets in equity and 40% in debt. Shifts are expected to be modest and gradual, but there is no limit to the portion of money that can be moved at any one time. The models generally provide for the Fund's investment adviser, Guardian Investor Services Corporation (GISC), to invest from 20% to 80% in equities; from 20% to 70% in debt; and from zero to 60% in cash, although the Fund has the flexibility to invest outside these guidelines.

The models evaluate information about the economy, the markets and other financial and technical matters daily to provide "signals" about portfolio allocations. The adviser makes portfolio allocations among equities, debt securities and cash after assessing the relative values of these different types of investments under prevailing market conditions, taking into account the risks associated with each type of securities. For example, the Fund may invest primarily in equity securities when corporate profitability and growth appear to be strong, or increase the allocation to debt securities when the models suggest that stocks are generally overvalued or that the interest rate environment makes bonds more attractive.

The Fund may use special techniques, such as futures and options, to protect against adverse changes in the markets while the Fund is moving money between asset classes or when there are large cash inflows.

The principal risks of investing in the Fund

As with all mutual funds, the value of your investment could decline so you could lose money. Part of the Fund is invested in equities, or shares of companies. Some of the assets are invested in bonds. The Fund is therefore subject to the risks of investing in the equity markets and the debt markets. Stock Market risks include the risk that share prices of the securities in its portfolio can be driven up or down gradually or sharply by general conditions in the stock markets, or by the performance of an individual company or industry. Debt risks include interest rate risk (the risk that a debt obligation's price will be adversely affected by increases in interest rates), credit risk (the risk that the issuer of the debt obligation will fail to repay principal and interest), and prepayment risk (the risk that debt obligations will be prepaid when interest rates are lower). Since the Fund invests in The Guardian Stock Fund (the Stock Fund), The Guardian Bond Fund (the Bond Fund), and The Guardian Cash Fund, (the Cash Fund), you should also review their prospectuses for an explanation of the risks associated with investment in these funds. This information will help you to better understand the risks of investing in the Fund. Like the Fund, these other funds are advised by GISC and are only available to the public through ownership of variable annuity and variable life contracts issued by The Guardian Insurance & Annuity Company, Inc. (GIAC). Their prospectuses may be obtained by calling GIAC at 1-800-221-3253 or by writing to GIAC at its Customer Service Office, Box 26210, Lehigh Valley, Pennsylvania 18002. More detail about stock market risk and debt risk appears in the section called Risks and special investment techniques.

Because the Fund uses options and futures as part of its investment strategy, you will also face risks associated with those techniques. While the Fund will use these techniques in an effort to best manage the shifts in its investment allocations, it is possible that the Fund will lose more value than it would have if options or futures were not used. For further information about the risks of options and futures, see the section called Risks and special investment techniques.

There is no assurance that the Fund's allocations will result in the most favorable return to investors. However, it is expected that the Fund's performance will be less volatile than the performance of funds that concentrate their investments in one asset class.

The Fund does not have to pay any sales charges when it invests in other funds. While there are no duplicative advisory fees, you should know that you will pay indirectly for certain expenses in these other funds, in addition to the expenses of the Fund.

--------------------------------------------------------------------------------
      RISKS AND SPECIAL INVESTMENT TECHNIQUES
--------------------------------------------------------------------------------


WE'VE ALREADY BRIEFLY DESCRIBED the principal risks of investing in the Fund. In this section of the prospectus, we describe the risks in more detail, of some of the special investment techniques the Fund's adviser expects to use as well as some of the special investment techniques used by the advisers for the funds in which the Fund will invest (the "Investment Funds") and the risks involved.


--------------------------------------------------------------------------------
YEAR 2000 CONSIDERATIONS

Like other mutual fund companies and financial and business organizations around the world, the Fund could be adversely affected if our computers or those of our adviser the Investment Funds, or other service providers fail to process data properly as of January 1, 2000. Many computer systems cannot distinguish the year 2000 from the year 1900 when they are making date-related calculations, because of the way date information is stored in these systems.

We are working to address this issue, and expect that all relevant systems will be able to correctly interpret the year 2000 when that date arrives. As of the date of this prospectus, we do not anticipate that shareholders will experience negative effects on their investments or on the services provided in connection with our Year 2000 conversion. However, we cannot guarantee that our preparations will be successful.

Everyone involved is making substantial efforts to address their systems and the systems with which they interface, but it is not possible to provide assurance that operational problems will not occur. We believe that, with the modification of existing computer systems, updates by vendors and conversion to new software and hardware, shareholders will not experience negative effects on their investments as a result of the year 2000 issue. However, the year 2000 issue, by its very nature, contains inherent uncertainties, including the uncertainty of year 2000 readiness of third parties. As a result, we are unable to determine at this time whether the consequences of year 2000 failures will have a material adverse effect on our operations, liquidity or financial position.

It is possible that the markets for securities in which the Fund invest may be detrimentally affected by computer failures throughout the financial industry beginning January 1, 2000 if systems should cease to function at that time. This may result in trade settlement problems and liquidity issues. Corporate and governmental data processing errors may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers may be affected by remediation costs. In addition, it has been reported that foreign institutions have made less progress in addressing the Year 2000 problem than major U.S. entities, which could make certain Fund investments more sensitive to these risks.
--------------------------------------------------------------------------------

PRINCIPAL RISKS TO INVESTORS

Manager's selection risk

The investment adviser's judgment about either the allocation of the Fund's assets or the value or potential appreciation of a particular security proves to be incorrect.

Stock Market Risks

You could lose money in connection with the Fund's equity investments, or the Fund's performance could fall below that of other possible investments, if any of the following occurs:

o     the U.S. or a foreign stock market declines

o     stocks are temporarily out of favor relative to bonds or cash

o an adverse event such as negative press reports about a company in the Fund's portfolio depresses the value of the company's stock

o the investment adviser's judgment about the value or potential appreciation of a particular stock proves to be incorrect

o companies pay lower stock dividends than expected, or pay no dividends at all.

Debt risks

You could lose money in connection with the Fund's debt investments, or the Fund's performance could fall below that of other possible investments, if any of the following occur:

o interest rates rise, causing the market values of debt securities in the Fund to fall ("interest rate risk")

o the issuer of a debt security in the Fund defaults on its obligation to pay principal or interest, has its credit rating downgraded, or is perceived by the market to be less creditworthy ("credit risk")

o as a result of declining interest rates, the issuer of a security exercises its right to prepay principal, forcing the Fund to reinvest in lower-yielding securities ("prepayment risk")

o as a result of rising interest rates, the issuer of a security exercises its right to pay principal later than scheduled, which will lock in a below-market interest rate and reduce the value of the security ("extension risk")

o the investment adviser's judgment about the value or potential appreciation of a particular bond proves to be incorrect ("manager's selection risk").

Interest rate risk

The value of the debt obligations in the Fund may vary according to changes in interest rates. When interest rates rise, bond prices generally fall, and when interest rates fall, bond prices generally rise. Usually the price of bonds that must be repaid over longer time periods fluctuate more than shorter-term bonds. Some debt securities, such as zero coupon bonds and mortgage-backed and asset-backed securities, may be more sensitive to interest rate changes than other bonds. If an instrument has a variable rate of interest and a change in the market rate occurs, there may be a delay before the coupon rate is affected, and this could adversely affect the Fund's performance.

Credit risk

Investors face the risk that the issuer of debt cannot pay interest or principal on the money owed. U.S. government securities are substantially protected from financial or credit risk. However, certain agency obligations, while of the highest credit quality, do not have this guarantee.

Prepayment and extension risk

There is also the possibility that a debt security could be prepaid before the money is due, and that the proceeds could be invested at lower interest rates. Intermediate-term and long-term bonds commonly provide protection against this possibility, but mortgage-backed securities do not. Mortgage-backed securities are more sensitive to the risks of prepayment because they can be prepaid whenever their underlying collateral is prepaid. Conversely, extension risk is the possibility that in an environment of rising interest rates, expected prepayments will not be made, with the result that the security's life will become longer than anticipated. Typically, the security's value will drop when this occurs.

Junk bond risk

A portion of the Bond Fund's assets may be invested in junk bonds. Junk bonds are below investment grade bonds rated as Ba or BB and lower, and are also known as high-yield bonds. They may be issued by companies without a long track record of sales and earnings, or those with questionable credit strength. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general or regional economic difficulty. Lower-quality debt obligations are particularly susceptible to the risk of default or price changes because of changes in the issuer's creditworthiness. These securities may also be less liquid, making it more difficult for the Fund to dispose of them. Lower-quality debt can be particularly sensitive to changes in the economy, the financial situation of the issuer, or trouble in the issuer's industry. If the issuer defaults on the loan, the investor could face the additional cost of the effort to recover some or all of the money. When the economy is uncertain, the price of these securities could fluctuate more dramatically than the price of higher-rated debt. It may also be difficult for the Fund to sell these securities at the time it sees fit.

Foreign market risks

A portion of both the Stock Fund and the Bond Fund's assets may be invested in foreign securities. Investing in foreign securities involves additional risks. Foreign securities may be affected by political, social and economic developments abroad. Financial markets in foreign countries may be less liquid or more volatile than U.S. markets. Less information may be available about foreign company operations, and foreign countries may impose withholding taxes on interest and dividend income. Government regulations and accounting standards may be less stringent as well. Brokerage commissions and custodial fees for foreign investments are often higher than those for investments in U.S. securities. Exchange rates can adversely affect the value of foreign securities and their dividends or earnings, irrespective of the underlying performance.

Diversification risk

In order to meet the Fund's investment objectives, the investment adviser must try to determine the proper mix of securities that will maximize the Fund's return. This risk is applicable not only to the Fund itself, but to the Investment Funds as well. It may not properly ascertain the appropriate mix of securities for any particular economic cycle. Also, the timing of movements from one type of security to another could have a negative effect on the Fund's overall objective.

Portfolio turnover

Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund's realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder. The Fund does not intend to have a high portfolio turnover rate; however, the investment adviser will buy and sell securities as deemed necessary in an attempt to maximize returns.

SPECIAL INVESTMENT TECHNIQUES

The techniques described below may be used either by the Fund itself or by one or more of the Investment Funds.

American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs)

Both the Fund and the Stock Fund may invest in securities of U.S. or foreign companies which are issued or settled overseas in the form of ADRs, EDRs, or other similar securities. An ADR is a U.S. dollar-denominated security issued by a U.S. bank or trust company which represents, and may be converted into, a foreign security. An EDR or GDR is similar, but is issued by a European bank. Depositary receipts are subject to the same risks as direct investment in foreign securities.

Borrowing

Each Fund may borrow money for temporary emergency purposes and as part of its investment strategy. When a Fund borrows for any purpose, it will maintain assets in a segregated account to cover its repayment obligation. The Investment Company Act of 1940 (the 1940 Act) limits borrowings to 33 1/3% of a mutual fund's total assets. The Fund may commit this or a lesser amount to borrowings, as set forth in the Statement of Additional Information.

Convertible securities

Both the Fund and the Stock Fund may invest in convertible securities, which are securities such as debt or preferred stock, that can be exchanged for a set number of another security (usually common shares) at a predetermined price.

Dollar roll and reverse repurchase transactions

The Bond Fund may engage in dollar roll and reverse repurchase transactions. In a dollar roll transaction, the Bond Fund sells mortgage-backed securities for delivery to the buyer in the current month and simultaneously contracts to purchase similar securities on a specified future date from the same party. The securities to be purchased will be of the same type and have the same interest rate as the sold securities, but will be supported by different mortgage pools. In a reverse repurchase agreement transaction, the Fund sells securities to a bank or securities dealer and agrees to repurchase them at an agreed time and price.

Whenever the Fund enters into a dollar roll or reverse repurchase transaction, it maintains segregated assets - typically U.S. government securities or liquid, unencumbered securities - whose value equals or exceeds the value of the forward commitment or repurchase obligation on a daily basis.

Although dollar rolls and reverse repurchase agreements are considered leveraged transactions by the Securities and Exchange Commission, GISC believes that they do not present the risks associated with other types of leveraged transactions. The Securities and Exchange Commission also has taken the position that these transactions are borrowings within the meaning of the 1940 Act. See Borrowing, above.

Financial futures contracts

The Fund may enter into financial futures contracts, in which the Fund agrees to buy or sell certain financial instruments on a specified future date based on a projected level of interest rates or the projected performance of a particular security index. If the Fund's adviser misjudges the direction of interest rates or markets, the Fund's overall performance could suffer. The risk of loss could be far greater than the investment made, since a futures contract requires only a small deposit to take a large position. A small change in a financial futures contract could have a substantial impact, favorable or unfavorable.

Illiquid securities and exempt commercial paper

Each of the Fund and the Investment Funds may invest a portion of its assets in illiquid securities and exempt commercial paper. Illiquid securities are either not readily marketable at their approximate value within seven days, are not registered under the federal securities laws (unless they are exempt from registration, as noted in the following paragraph), or are otherwise viewed as illiquid by the Securities and Exchange Commission. Repurchase agreements which mature in more than seven days, certain variable rate master demand notes and over-the-counter options are treated as illiquid securities. The absence of trading can make it difficult to value or dispose of illiquid securities. It can also adversely affect the Fund's ability to calculate its net asset value or manage its portfolio. The Fund's investment restrictions currently limit its investments in illiquid securities to 15% of net assets.

Securities which qualify under an exemption from registration under federal securities laws for resales to institutional investors may be treated by the Funds as liquid. If the Fund's adviser determines that these securities are liquid under guidelines adopted by the Board of Trustees, they may be purchased without regard to the illiquidity limits in the Statement of Additional Information. Similarly, the Funds typically treat commercial paper issued in reliance on an exemption from registration under federal securities laws as liquid.

Investment grade securities

Both the Fund and the Bond Fund may invest in investment grade securities. Investment grade securities are bonds or convertible preferred stock that nationally recognized statistical ratings organizations, such as Moody's Investors Service, Inc. and Standard & Poor's Ratings Group, rate as Aaa or AAA (the highest quality) to Baa or BBB.

Money market instruments

From time to time, each Fund may invest a portion of its assets in money market instruments. These are short-term debt instruments, which are written promises to repay debt within a year. They include Treasury bills and certificates of deposit, and they are characterized by safety and liquidity, which means they are easily convertible into cash. Money market instruments may be used by the Fund for cash management purposes.

Options


The Fund may purchase or sell options to buy or sell securities, indices of securities or financial futures contracts within a specified future period. The owner of an option has the right to buy or sell the underlying instrument at a set price, by a specified date in the future. The Fund may, but is not required to, use options to attempt to minimize the risk of the underlying investment. However, if the adviser misjudges the direction of the market for a security, the Fund could lose money by using options - more money than it would have lost by investing directly in the security.


Repurchase agreements

Each Fund may invest a portion of its assets in repurchase agreeements. In a repurchase agreement transaction, a Fund purchases a debt security and obtains a simultaneous commitment from the selling bank or securities dealer to repurchase that debt security at an agreed time and price, reflecting a market rate of interest. Repurchase agreements are fully collateralized by U.S. government securities, bank obligations and cash or cash equivalents. Costs, delays or losses could result if the seller became bankrupt or was otherwise unable to complete the repurchase agreement. To minimize this risk, the investment adviser evaluates the creditworthiness of potential repurchase agreement counterparties using guidelines adopted by the Board of Trustees.

Securities lending

Both the Fund and the Bond Fund may lend their respective portfolio securities to securities dealers, banks and other institutional investors to earn additional income.

These transactions must be continuously secured by collateral, and the securities loaned must be marked-to-market daily. The Fund generally continues to receive all interest earned or dividends paid on the loaned securities, although lending fees may be paid to the borrower. The lending of portfolio securities is limited to 33 1/3% of the value of the Fund's total net assets.

When-issued or delayed-delivery transactions

Both Fund and the Bond Fund may commit to purchase or sell particular securities, with payment and delivery to take place at a future date. These are known as when-issued or delayed-delivery transactions. If the counterparty fails to deliver a security a Fund has purchased on a when-issued or delayed-delivery basis, there could be a loss as well as a missed opportunity to make an alternative investment. The Funds engage in these transactions to acquire securities that are appropriate for their portfolios at favorable prices or yields. They do not engage in these transactions to speculate on interest rate changes.

Yankee securities

The Bond Fund may invest in so-called Yankee securities. These are debt securities issued by non-U.S corporate or government entities, but are denominated in U.S. dollars. Yankee securities trade and may be settled in U.S. markets.

Zero coupon bonds

The Bond Fund may invest in zero coupon bonds. These bonds do not pay interest but instead are sold at a deep discount relative to their face value, and become due only on maturity. Because zero coupon securities do not pay interest, they fluctuate in value more than other interest-bearing securities. When interest rates rise, the values of zero coupons fall more rapidly than securities paying interest on a current basis, because the zero coupons are locked into rates of reinvestment that become less attractive the further rates rise. The converse is true when interest rates fall.

Other

New financial products and risk management techniques continue to be developed. Both the Fund and the Investment Funds may use these instruments and techniques to the extent consistent with their individual investment objectives or regulatory and federal tax considerations.

--------------------------------------------------------------------------------
      BUYING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

YOU CAN BUY THIS FUND only if you're a contractowner of a GIAC variable annuity contract or variable life insurance policy that offers the Fund as an investment option. GIAC buys and sells Fund shares based on premium allocation, transfer, withdrawal and surrender instructions made by GIAC contractowners.

The Fund will ordinarily make payment for redeemed shares within three business days after it receives an order from GIAC. The redemption price will be the net asset value next determined after GIAC receives the contractowner's instructions or request in proper form. The Fund may refuse to redeem shares or postpone payment of proceeds during any period when:

o     trading on the New York Stock Exchange (NYSE) is restricted

o     the NYSE is closed for other than weekends and holidays

o an emergency makes it not reasonably practicable for the Fund to dispose of assets or calculate its net asset value (NAV); or

o     as permitted by the Securities and Exchange Commission.

See the prospectus for your GIAC variable annuity contract or variable life insurance policy for more details about the allocation, transfer and withdrawal provisions of your annuity or policy.

Share price

The share price of the Fund is calculated each day that the NYSE is open. The price is set at the close of trading on the NYSE or 4 p.m. Eastern time, whichever is earlier. The price is based on the Fund's current NAV.

NAV is the value of everything a Fund owns, minus everything it owes, divided by the number of shares investors hold.

The Fund values its assets at current market prices when market prices are readily available. If market value cannot be established, assets are valued at fair value as determined in good faith by, or under the direction, of the Board of Directors. Short-term securities that mature in 60 days or less are valued by using the amortized cost method, unless the Board determines that this does not represent fair value.

--------------------------------------------------------------------------------
      FUND MANAGEMENT
--------------------------------------------------------------------------------

THE MANAGEMENT and affairs of the Fund are supervised by its Board of Directors.

THE FUNDS' INVESTMENT ADVISER

Guardian Investor Services Corporation (GISC) is the adviser for the Fund. GISC is wholly owned by The Guardian Life Insurance Company of America (Guardian
Life), a New York mutual insurance company. GISC is located at 7 Hanover Square, New York, New York 10004. GISC buys and sells securities, selects brokers to effect transactions, and negotiates brokerage fees. GISC is the adviser to several other mutual funds sponsored by Guardian Life, and it is the underwriter and distributor of the Funds' shares and of variable annuity and variable life insurance contracts issued by The Guardian Insurance & Annuity Company, Inc.
(GIAC).

The adviser is entitled to a management fee for its services at an annual rate of .50% of average net assets.

Portfolio Manager

Jonathan C. Jankus, CFA, is responsible for allocating the assets of the Fund. He has been a Vice President of Guardian Life since March 1998. Mr. Jankus joined Guardian Life in 1995, after working as chief investment strategist for global bonds at Barclays Investments.

--------------------------------------------------------------------------------
      BUYING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

YOU CAN BUY THIS FUND only if you're a contractowner of a GIAC variable annuity contract or variable life insurance policy that offers the Fund as an investment option. GIAC buys and sells Fund shares based on premium allocation, transfer, withdrawal and surrender instructions made by GIAC contractowners.

The Fund will ordinarily make payment for redeemed shares within three business days after it receives an order from GIAC. The redemption price will be the net asset value next determined after GIAC receives the contractowner's instructions or request in proper form. The Fund may refuse to redeem shares or postpone payment of proceeds during any period when:

o     trading on the New York Stock Exchange (NYSE) is restricted

o     the NYSE is closed for other than weekends and holidays

o an emergency makes it not reasonably practicable for the Fund to dispose of assets or calculate its net asset value (NAV); or

o     as permitted by the Securities and Exchange Commission.

See the prospectus for your GIAC variable annuity contract or variable life insurance policy for more details about the allocation, transfer and withdrawal provisions of your annuity or policy.

Share price

The share price of the Fund is calculated each day that the NYSE is open. The price is set at the close of trading on the NYSE or 4 p.m. Eastern time, whichever is earlier. The price is based on the Fund's current NAV.

NAV is the value of everything a Fund owns, minus everything it owes, divided by the number of shares investors hold.

The Fund values its assets at current market prices when market prices are readily available. If market value cannot be established, assets are valued at fair value as determined in good faith by, or under the direction, of the Board of Directors. Short-term securities that mature in 60 days or less are valued by using the amortized cost method, unless the Board determines that this does not represent fair value.

Dividends, distributions and taxes

Net investment income and net capital gains that are distributed to GIAC's separate account by the Fund are reinvested by GIAC in additional shares of the Fund at NAV. The Fund typically distributes any net investment income twice each year and any net capital gains once each year. The Fund's Board of Directors can change this policy. GIAC contractowners will be notified when these distributions are made.

Other information about the Fund

The Fund does not currently foresee any disadvantages to contractowners arising from the fact that it offers shares to both variable annuity and variable life insurance policy separate accounts. The Board monitors events to ensure there are no material irreconcilable differences between or among contractowners. If such a conflict should arise, one or more GIAC separate accounts may withdraw their investment in the Fund. This could possibly force the Fund to sell portfolio securities at disadvantageous prices.

If circumstances make it necessary to create separate portfolios for variable annuity and variable life insurance separate accounts, GIAC will bear the expenses involved in setting up the new portfolios. However, the ongoing expenses contractowners ultimately pay would likely increase because of the loss of economies of scale provided by the current arrangement.

--------------------------------------------------------------------------------
      FOR MORE DETAILED INFORMATION
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION about the Fund will be available in the annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the prior fiscal year.

The Fund's Statement of Additional Information contains additional information about the Fund. It has been filed with the SEC and is incorporated in this prospectus by reference. A free copy of the Fund's Statement of Additional Information and most recent annual report and semi-annual report may be obtained, and further inquiries can be made, by calling 1-800-221-3253 or by writing Guardian Investor Services Corporation at 7 Hanover Square, New York, New York 10004.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. Reports and other information about the Fund are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington D.C. 20549-6009.

Custodian, Transfer Agent and Dividend Paying Agent

State Street Bank and Trust Company, Custody Division,
1776 Heritage Drive, North Quincy, Massachusetts 02171, is the Fund's custodian, transfer agent and dividend paying agent.

1940 Act File No. 811-3636

The Guardian VC High Yield Bond Fund


Prospectus
September 7, 1999


Investment objective

The Guardian VC High Yield Bond Fund V seeks current income. Capital appreciation is a secondary objective.

Availability of the Fund.

Shares of the Fund are offered to the public only through ownership of variable annuity contracts and variable life insurance policies issued by The Guardian Insurance & Annuity Company, Inc.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's shares, nor has the Commission determined that this prospectus is complete or accurate. It is a criminal offense to state otherwise.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or depository institution, are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency, and involve investment risk, including possible loss of the principal amount invested.

The Fund's principal investment strategies

At least 75% of the value of the Fund's total assets is invested in corporate bonds and other debt securities that, at the time of purchase, are rated below investment grade by nationally recognized statistical ratings organizations or are unrated, but deemed by the Fund's investment adviser, Guardian Investor Services Corporation (GISC), to be of comparable quality. These securities are commonly known as junk bonds. Bonds are debt obligations which involve a written promise by the borrower to pay interest for a specified period and repay the principal on a specified date. Interest can be fixed, contingent, floating or variable. The Fund may also invest in convertible securities, which are securities such as debt or preferred stock, that can be exchanged for a set number of another security (usually common shares) at a predetermined price.

The investment adviser considers several factors in purchasing and selling securities, such as the issuer's earnings patterns, financial history, management and general prospects, relative to the price of the security. The duration of the Fund's portfolio is not actively managed due to the nature of the high yield securities in which the Fund invests.

There is no lower limit on the rating of securities that may be in the Fund. Some of the securities the Fund buys and holds may be in default, giving them the lowest rating.

The Fund may invest its assets in corporate bonds issued in connection with highly leveraged transactions such as mergers, leveraged buy-outs, recapitalizations and acquisitions.

The Fund may invest in common and preferred stocks, and warrants to purchase common stocks, bonds or other kinds of securities. Usually, no more than 25% of the Fund's assets will be invested in these types of securities.

The Fund may also purchase zero coupon bonds and "pay-in-kind" securities. Zero coupon bonds are issued at a significant discount from face value, do not make periodic interest payments and become due only upon maturity. Pay-in-kind securities (PIKs) make periodic interest payments either in cash or in additional securities.

The Fund may invest up to 25% of its total assets in foreign securities and so-called Yankee securities, which are debt securities issued by non-U.S. corporate or government entities, but are denominated in U.S. dollars. Yankee securities trade and may be settled in U.S. markets. The Fund may enter into forward foreign currency exchange contracts to try to minimize the effects of changes in foreign exchange rates.

The Fund may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities represent interests in pools of commercial or residential mortgages. The Fund may also invest in collateralized mortgage obligations, or CMOs, which are backed by pooled mortgage loans that may be issued or guaranteed by a bank, the U.S. government, or a U.S. government agency. Mortgage-backed securities may be issued by U.S. government agencies or by private entities. Some mortgage-backed securities may be backed by the U.S. government.

Asset-backed securities are similar in structure to mortgage-backed securities but represent interests in pools of loans, leases or other receivables in place of mortgages. Asset-backed securities are primarily issued by non-governmental entities.

As a temporary defensive strategy, the Fund may invest some or all of its assets in investment grade debt obligations, including U.S. government securities, investment grade corporate bonds, commercial paper, repurchase agreements, and cash equivalents. To the extent the Fund assumes a temporary defensive position, it may not pursue its investment objective during that time.

The Fund may also buy Treasury bills, notes and bonds, which are all guaranteed by the U.S. government.

      Junk bond risk
--------------------------------------------------------------------------------
      Junk bonds are below investment grade bonds rated as Ba or BB and lower, and are also known as high-yield bonds. They may be issued by companies without a long track record of sales and earnings, or those with questionable credit strength. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general or regional economic difficulty.

The principal risks of investing in the Fund

As with all mutual funds, the value of your investment could decline so you could lose money. An investment in the Fund exposes you to the general risks of investing in debt markets. These include interest rate risk (the risk that a debt obligation's price will be adversely affected by increases in interest rates), credit risk (the risk that the issuer of the debt obligation will fail to repay principal and interest), and prepayment risk (the risk that debt obligations will be prepaid when interest rates are lower). PIKs may be more sensitive to interest rate changes than other bonds.

Additionally, since the Fund invests primarily in below investment grade securities, an investment in the Fund exposes you to the special risks associated with these securities. Lower-quality debt is considered to be speculative because it's less certain that the issuer will be able to pay interest or repay the principal. These securities are generally more volatile and less liquid than investment grade debt. Lower quality debt securities can also be more sensitive to adverse economic conditions, including the issuer's financial condition or stresses in its industry.

With respect to the 25% of its total net assets that the Fund may invest in foreign securities, you face additional risks. Foreign investments may be affected by political, social and economic developments abroad, differences in auditing and other financial standards, and greater volatility. When the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates, and the risk that a foreign government could regulate foreign exchange transactions.

See the section called Risks and special investment techniques for a discussion of debt and junk bond risks, as well as the foreign market risks of investing in this Fund.

Since the Fund may invest in equity securities, an investment in the Fund also exposes you to stock market risks. When the Fund buys equities, there are special risks related to fluatuations or declines in either the price of an individual security or in securities markets in general. For more information, see Risks and special investment techniques.

The Fund may invest in zero coupon securities. Since these securities do not pay interest, they fluctuate more in value than other interest-bearing securities. For more information, see Risks and special investment techniques.

The Fund may experience a relatively high portfolio turnover which will result in greater transaction costs, as well as increased short-term capital gains or losses. This is primarily attributable to GISC's continuing asset allocation efforts among various sectors of the high yield bond markets.

--------------------------------------------------------------------------------
      RISKS AND SPECIAL INVESTMENT TECHNIQUES
--------------------------------------------------------------------------------

WE'VE ALREADY BRIEFLY DESCRIBED the principal risks of investing in the Fund. In this section of the prospectus, we also describe the risks in more detail, as well as some of the special investment techniques the Fund's adviser expect to use.

--------------------------------------------------------------------------------
YEAR 2000 CONSIDERATIONS

Like other mutual fund companies and financial and business organizations around the world, the Fund could be adversely affected if our computers or those of our advisers or other service providers fail to process data properly as of January 1, 2000. Many computer systems cannot distinguish the year 2000 from the year 1900 when they are making date-related calculations, because of the way date information is stored in these systems.

We are working to address this issue, and expect that all relevant systems will be able to correctly interpret the year 2000 when that date arrives. As of the date of this prospectus, we do not anticipate that shareholders will experience negative effects on their investments or on the services provided in connection with our Year 2000 conversion. However, we cannot guarantee that our preparations will be successful.

Everyone involved is making substantial efforts to address their systems and the systems with which they interface, but it is not possible to provide assurance that operational problems will not occur. We believe that, with the modification of existing computer systems, updates by vendors and conversion to new software and hardware, shareholders will not experience negative effects on their investments as a result of the year 2000 issue. However, the year 2000 issue, by its very nature, contains inherent uncertainties, including the uncertainty of year 2000 readiness of third parties. As a result, we are unable to determine at this time whether the consequences of year 2000 failures will have a material adverse effect on our operations, liquidity or financial position.

It is possible that the markets for securities in which the Fund invests may be detrimentally affected by computer failures throughout the financial industry beginning January 1, 2000 if systems should cease to function at that time. This may result in trade settlement problems and liquidity issues. Corporate and governmental data processing errors may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers may be affected by remediation costs. In addition, it has been reported that foreign institutions have made less progress in addressing the Year 2000 problem than major U.S. entities, which could make certain Fund investments more sensitive to these risks.
--------------------------------------------------------------------------------

PRINCIPAL RISKS TO INVESTORS

Debt risks

You could lose money in connection with a Fund's debt investments, or a Fund's performance could fall below that of other possible investments, for the following reasons:

o interest rates rise, causing the market values of debt securities in the Fund to fall ("interest rate risk")

o the issuer of a debt security in the Fund defaults on its obligation to pay principal or interest, has its credit rating downgraded, or is perceived by the market to be less creditworthy ("credit risk")

o as a result of declining interest rates, the issuer of a security exercises its right to prepay principal, forcing the Fund to reinvest in lower-yielding securities ("prepayment risk")

o as a result of rising interest rates, the issuer of a security exercises its right to pay principal later than scheduled, which will lock in a below-market interest rate and reduce the value of the security ("extension risk")

o the investment adviser's judgment about the value or potential appreciation of a particular bond proves to be incorrect ("manager's selection risk").

Interest rate risk

The value of the debt obligations in the Fund may vary according to changes in interest rates. When interest rates rise, bond prices generally fall, and when interest rates fall, bond prices generally rise. Usually the price of bonds that must be repaid over longer time periods fluctuate more than shorter-term bonds. Some debt securities, such as zero coupon bonds, pay-in-kind securities (which make interest payments in cash or additional securities) and mortgage-backed and asset-backed securities, may be more sensitive to interest rate changes than other bonds. If an instrument has a variable rate of interest and a change in the market rate occurs, there may be a delay before the coupon rate is affected, and this could adversely affect the Fund's performance.

Credit risk

Investors face the risk that the issuer of debt cannot pay interest or principal on the money owed. U.S. government securities are substantially protected from financial or credit risk. However, certain agency obligations, while of the highest credit quality, are supported only by the issuer's credit or right to borrow from the U.S. treasury.

--------------------------------------------------------------------------------
(Sidebar)

Euro Conversion

On January 1, 1999, the European Monetary Union (EMU) launched a new currency, the Euro. It became the official currency of 11 European countries (Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain) and replaced individual currencies in those countries. Three other EU member countries (Denmark, Greece and the United Kingdom) may convert to the Euro at a later date. It is expected that 46% of the capitalization of the entire European market will be reflected in Euros, and most participating governments will issue their bonds in Euros. It is impossible to predict what effect, if any, the conversion to Euros will have on the Fund. The Euro conversion presents investors with unique risks and uncertainties, including:

1.    the readiness of Euro payment, clearing and other operational systems;

2. the legal treatment of debt instruments and financial contracts denominated in or referring to existing national currencies rather than the Euro;

3. exchange-rate fluctuations between the Euro and non-Euro currencies during the transition period of January 1, 1999 through December 31, 2001 and beyond;

4.    potential U.S. tax issues with respect to Fund securities; and

5. the ability to manage monetary policies among the participating countries. These and other factors could adversely affect the value of or income from Fund securities.

--------------------------------------------------------------------------------

Prepayment and extension risk

There is also the possibility that a debt security could be prepaid before the money is due, and that the proceeds could be invested at lower interest rates. Intermediate-term and long-term bonds commonly provide protection against this possibility, but mortgage-backed securities do not. Mortgage-backed securities are more sensitive to the risks of prepayment because they can be prepaid whenever their underlying collateral is prepaid. Conversely, extension risk is the possibility that in an environment of rising interest rates, expected prepayments will not be made, with the result that the security's life will become longer than anticipated. Typically, the security's value will drop when this occurs.

Junk bond risk

Junk bonds are below investment grade bonds rated as Ba or BB and lower, and are also known as high-yield bonds. They may be issued by companies without a long track record of sales and earnings, or those with questionable credit strength. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general or regional economic difficulty. Lower-quality debt obligations are particularly susceptible to the risk of default or price changes because of changes in the issuer's creditworthiness. These securities may also be less liquid, making it more difficult for the Fund to dispose of them.

Lower-quality debt can be particularly sensitive to changes in the economy, the financial situation of the issuer, or trouble in the issuer's industry. If the issuer defaults on the loan, the investor could face the additional cost of the effort to recover some or all of the money. When the economy is uncertain, the price of these securities could fluctuate more dramatically than the price of higher-rated debt. It may also be difficult for the Fund to sell these securities at the time it sees fit.

Junk bonds usually pay a higher interest rate than investment grade bonds, but also involve greater risks. You could lose money in connection with the Fund's investments in junk bonds, or the Fund's performance could fall below that of other possible investments, because junk bonds:

o     are speculative and have a higher risk of default

o tend to react more to changes in interest rates than higher-rated securities

o     tend to be less liquid, and may be more difficult to value

o are issued by entities whose ability to make principal and interest payments are more likely to be affected by changes in economic conditions or other circumstances.

Stock market risks

You could lose money in connection with a Fund's equity investments, or a Fund's performance could fall below that of other possible investments, if any of the following occurs:

o     the U.S. or a foreign stock market declines

o     stocks are temporarily out of favor relative to bonds or cash

o an adverse event such as negative press reports about a company in the Fund's portfolio depresses the value of the company's stock

o the investment adviser's judgment about the value or potential appreciation of a particular stock proves to be incorrect

o companies pay lower stock dividends than expected, or pay no dividends at all.

Foreign market risks

Investing in foreign markets, particularly those of emerging markets, involves additional risks. Foreign securities may be affected by political, social and economic developments abroad. Financial markets in foreign countries may be less liquid or more volatile than U.S. markets. Less information may be available about foreign company operations, and foreign countries may impose withholding taxes on interest and dividend income. Government regulations and accounting standards may be less stringent as well. Brokerage commissions and custodial fees for foreign investments are often higher than those for investments in U.S. securities. Exchange rates can adversely affect the value of foreign securities and their dividends or earnings, irrespective of the underlying performance.

You could lose money on your investment, or the Fund in which you have invested may not perform as well as other investments, if:

o in a changing market, the Fund is unable to sell securities at the desired times, amounts or at prices it considers reasonable

o     stock prices in countries selected by the Fund decline

o the government of a country selected by the Fund imposes restrictions on currency conversion or trading

o relationships between countries selected by the Fund change and have a negative impact on stock or currency values.

Many countries in which a Fund invests have markets that are less liquid, more volatile, and less subject to governmental supervision than the U.S. markets. Public information about a foreign security or issuer may be less available than in the U.S. Unfavorable political, economic or regulatory factors, including foreign taxation, may affect an issuer's ability to repay principal or interest. In the event of a default on any foreign obligation, it may be difficult legally to obtain or to enforce a judgment against the issuer.

Foreign securities (other than ADRs) typically are traded on the applicable country's principal stock or bond exchange, but may also be traded on regional exchanges or over-the-counter. Foreign markets, especially emerging markets, may have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.

A country that exports only a few commodities or depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected.

Investing in foreign securities also is subject to currency risk, which is the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of an investment. Currency fluctuations may negatively impact a Fund's portfolio even if the foreign stock has not declined in value.

American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), and Global Depositary Receipts (GDRs) are also subject to currency risks. Specifically, changes in the value of the currency in which the security underlying a depositary receipt is denominated, relative to the U.S. dollar, may adversely affect the value of the depositary receipt.

Diversification risk

In order to meet the Fund's investment objectives, the investment adviser must try to determine the proper mix of securities that will maximize the Fund's return. It may not properly ascertain the appropriate mix of securities for any particular economic cycle. Also, the timing of movements from one type of security to another could have a negative effect on the Fund's overall objective.

Portfolio turnover

Portfolio turnover refers to the rate at which the securities held by a Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund's realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

SPECIAL INVESTMENT TECHNIQUES

American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs)

The Funds may invest in securities of U.S. or foreign companies which are issued or settled overseas in the form of ADRs, EDRs, or other similar securities. An ADR is a U.S. dollar-denominated security issued by a U.S. bank or trust company which represents, and may be converted into, a foreign security. An EDR or GDR is similar, but is issued by a European bank. Depositary receipts are subject to the same risks as direct investment in foreign securities.

Borrowing

The Fund may borrow money for temporary emergency purposes and as part of its investment strategy. When the Fund borrows for any purpose, it will maintain assets in a segregated account to cover its repayment obligation. The Investment Company Act of 1940 (the 1940 Act) limits borrowings to 33 1/3% of a mutual fund's total assets. The Fund may commit this or a lesser amount to borrowings, as set forth in the Statement of Additional Information.

Dollar roll and reverse repurchase transactions

In a dollar roll transaction, the Fund sells mortgage-backed securities for delivery to the buyer in the current month and simultaneously contracts to purchase similar securities on a specified future date from the same party. The securities to be purchased will be of the same type and have the same interest rate as the sold securities, but will be supported by different mortgage pools. In a reverse repurchase agreement transaction, the Fund sells securities to a bank or securities dealer and agrees to repurchase them at an agreed time and price. Whenever the Fund enters into a dollar roll or reverse repurchase transaction, it maintains segregated assets - typically U.S. government securities or liquid, unencumbered securities - whose value equals or exceeds the value of the forward commitment or repurchase obligation on a daily basis.

Although dollar rolls and reverse repurchase agreements are considered leveraged transactions by the Securities and Exchange Commission, GISC believes that they do not present the risks associated with other types of leveraged transactions. The Securities and Exchange Commission also has taken the position that these transactions are borrowings within the meaning of the 1940 Act. See Borrowings, above.

Financial futures contracts

The Fund may enter into financial futures contracts, in which the Fund agrees to buy or sell certain financial instruments on a specified future date based on a projected level of interest rates or the projected performance of a particular security index. If the Fund's adviser misjudges the direction of interest rates or markets, the Fund's overall performance could suffer. The risk of loss could be far greater than the investment made, since a futures contract requires only a small deposit to take a large position. A small change in a financial futures contract could have a substantial impact, favorable or unfavorable.

Forward foreign currency exchange contracts

The Fund may use these contracts to try to manage the risk of changes in currency exchange rates. A forward foreign currency exchange contract is an agreement to exchange a specified amount of U.S. dollars for a specified amount of a foreign currency on a specific date in the future. The outcome of this transaction depends on the adviser's ability to predict how the U.S. dollar will fare against the foreign currency. The Fund uses these contracts to try to hedge against adverse exchange rate changes, and not for speculative purposes, but there is no guarantee of success.

Illiquid securities and exempt commercial paper

Illiquid securities are either not readily marketable at their approximate value within seven days, are not registered under the federal securities laws (unless they are exempt from registration, as noted in the following paragraph), or are otherwise viewed as illiquid by the Securities and Exchange Commission. Repurchase agreements which mature in more than seven days, certain variable rate master demand notes and over-the-counter options are treated as illiquid securities. The absence of trading can make it difficult to value or dispose of illiquid securities. It can also adversely affect the Fund's ability to calculate its net asset value or manage its portfolio. The Fund's investment restrictions currently limit the Fund's investments in illiquid securities to 15% of net assets.

Securities which qualify under an exemption from registration under federal securities laws for resales to institutional investors may be treated by the Fund as liquid. If the Fund's adviser determines that these securities are liquid under guidelines adopted by the Board of Trustees, they may be purchased without regard to the illiquidity limits in the Statement of Additional Information. Similarly, the Fund typically treats commercial paper issued in reliance on an exemption from registration under federal securities laws as liquid.

Investment grade securities

Investment grade securities are bonds or convertible preferred stock that nationally recognized statistical ratings organizations, such as Moody's Investors Service, Inc. and Standard & Poor's Ratings Group, rate as Aaa or AAA (the highest quality) to Baa or BBB.

Money market instruments

From time to time, the Fund may invest a portion of its assets in money market instruments. These are short-term debt instruments, which are written promises to repay debt within a year. They include Treasury bills and certificates of deposit, and they are characterized by safety and liquidity, which means they are easily convertible into cash. Money market instruments may be used by the Fund for cash management or temporary defensive purposes.

Options

The Fund may purchase or sell options to buy or sell securities, indices of securities or financial futures contracts within a specified future period. The owner of an option has the right to buy or sell the underlying instrument at a set price, by a specified date in the future. The Fund may, but are not required to, use options to attempt to minimize the risk of the underlying investment and to manage exposure to changes in foreign currencies. However, if the adviser misjudges the direction of the market for a security, the Fund could lose money by using options - more money than it would have lost by investing directly in the security.

Pay-in-kind securities

The Fund may purchase pay-in-kind securities (PIKs). These are debt securities that make periodic interest payments either in cash or in additional securities.

Repurchase agreements

In a repurchase agreement transaction, the Fund purchases a debt security and obtains a simultaneous commitment from the selling bank or securities dealer to repurchase that debt security at an agreed time and price, reflecting a market rate of interest. Repurchase agreements are fully collateralized by U.S. government securities, bank obligations and cash or cash equivalents. Costs, delays or losses could result if the seller became bankrupt or was otherwise unable to complete the repurchase agreement. To minimize this risk, the investment adviser evaluates the creditworthiness of potential repurchase agreement counterparties using guidelines adopted by the Board of Trustees.

Securities lending

The Fund may lend its portfolio securities to securities dealers, banks and other institutional investors to earn additional income.

These transactions must be continuously secured by collateral, and the securities loaned must be marked-to-market daily. The Fund generally continues to receive all interest earned or dividends paid on the loaned securities, although lending fees may be paid to the borrower. The lending of portfolio securities is limited to 33 1/3% of the value of the Fund's total net assets.

When-issued or delayed-delivery transactions

The Fund may commit to purchase or sell particular securities, with payment and delivery to take place at a future date. These are known as when-issued or delayed-delivery transactions. If the counterparty fails to deliver a security the Fund has purchased on a when-issued or delayed-delivery basis, there could be a loss as well as a missed opportunity to make an alternative investment. The Fund engages in these transactions to acquire securities that are appropriate for their portfolios at favorable prices or yields. They do not engage in these transactions to speculate on interest rate changes.

Yankee securities

The Fund may invest in so-called Yankee securities. These are debt securities issued by non-U.S corporate or government entities, but are denominated in U.S. dollars. Yankee securities trade and may be settled in U.S. markets.

Zero coupon bonds

The Fund may invest in zero coupon bonds. These bonds do not pay interest but instead are sold at a deep discount relative to their face value, and become due only on maturity. Because zero coupon securities do not pay interest, they fluctuate in value more than other interest-bearing securities. When interest rates rise, the values of zero coupons fall more rapidly than securities paying interest on a current basis, because the zero coupons are locked in to rates of reinvestment that become less attractive the further rates rise. The converse is true when interest rates fall.

Other

New financial products and risk management techniques continue to be developed. The Fund may use these instruments and techniques to the extent consistent with its investment objectives or regulatory and federal tax considerations.

--------------------------------------------------------------------------------
      FUND MANAGEMENT
--------------------------------------------------------------------------------

THE MANAGEMENT and affairs of the Fund are supervised by its Board of Directors.

THE FUNDS' INVESTMENT ADVISER

Guardian Investor Services Corporation (GISC) is the adviser for the Fund. GISC is wholly owned by The Guardian Life Insurance Company of America (Guardian
Life), a New York mutual insurance company. GISC is located at 7 Hanover Square, New York, New York 10004. GISC buys and sells securities, selects brokers to effect transactions, and negotiates brokerage fees. GISC is the adviser to several other mutual funds sponsored by Guardian Life, and it is the underwriter and distributor of the Funds' shares and of variable annuity and variable life insurance contracts issued by The Guardian Insurance & Annuity Company, Inc.
(GIAC).

The adviser is entitled to a management fee for its services at an annual rate of .60% of average net assets.

PORTFOLIO MANAGERS

The High Yield Fund is managed by a team consisting of Thomas G. Sorell, CFA, Frank J. Jones, Ph.D., and Peter J. Liebst.

Mr. Sorell has been a Vice President of Guardian Life since 1994 and manages part of the fixed income assets of Guardian Life. He also manages fixed income assets for other Guardian Subsidiaries.

Dr. Jones has been Executive Vice President and Chief Investment Officer of Guardian Life since 1994.

Mr. Liebst is a Vice President of Guardian Life. Until August 1998, Mr. Liebst was vice president and associate high yield portfolio manager at Van Kampen American Capital Investment Advisory Corporation.

--------------------------------------------------------------------------------
      BUYING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

YOU CAN BUY THIS FUND only if you're a contractowner of a GIAC variable annuity contract or variable life insurance policy that offers the Fund as an investment option. GIAC buys and sells Fund shares based on premium allocation, transfer, withdrawal and surrender instructions made by GIAC contractowners.

The Fund will ordinarily make payment for redeemed shares within three business days after it receives an order from GIAC. The redemption price will be the net asset value next determined after GIAC receives the contractowner's instructions or request in proper form. The Fund may refuse to redeem shares or postpone payment of proceeds during any period when:

o     trading on the New York Stock Exchange (NYSE) is restricted

o     the NYSE is closed for other than weekends and holidays

o an emergency makes it not reasonably practicable for the Fund to dispose of assets or calculate its net asset value (NAV); or

o     as permitted by the Securities and Exchange Commission.

See the prospectus for your GIAC variable annuity contract or variable life insurance policy for more details about the allocation, transfer and withdrawal provisions of your annuity or policy.

Share price

The share price of the Fund is calculated each day that the NYSE is open. The price is set at the close of trading on the NYSE or 4 p.m. Eastern time, whichever is earlier. The price is based on the Fund's current NAV.

NAV is the value of everything a Fund owns, minus everything it owes, divided by the number of shares investors hold.

The Fund values its assets at current market prices when market prices are readily available. If market value cannot be established, assets are valued at fair value as determined in good faith by, or under the direction, of the Board of Directors. Short-term securities that mature in 60 days or less are valued by using the amortized cost method, unless the Board determines that this does not represent fair value.

Dividends, distributions and taxes

Net investment income and net capital gains that are distributed to GIAC's separate account by the Fund are reinvested by GIAC in additional shares of the Fund at NAV. The Fund typically distributes any net investment income twice each year and any net capital gains once each year. The Fund's Board of Directors can change this policy. GIAC contractowners will be notified when these distributions are made.

Other information about the Fund

The Fund does not currently foresee any disadvantages to contractowners arising from the fact that it offers shares to both variable annuity and variable life insurance policy separate accounts. The Board monitors events to ensure there are no material irreconcilable differences between or among contractowners. If such a conflict should arise, one or more GIAC separate accounts may withdraw their investment in the Fund. This could possibly force the Fund to sell portfolio securities at disadvantageous prices.

If circumstances make it necessary to create separate portfolios for variable annuity and variable life insurance separate accounts, GIAC will bear the expenses involved in setting up the new portfolios. However, the ongoing expenses contractowners ultimately pay would likely increase because of the loss of economies of scale provided by the current arrangement.

--------------------------------------------------------------------------------
      FOR MORE DETAILED INFORMATION
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION about the Fund will be available in the annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the prior fiscal year.

The Fund's Statement of Additional Information contains additional information about the Fund. It has been filed with the SEC and is incorporated in this prospectus by reference. A free copy of the Fund's Statement of Additional Information and most recent annual report and semi-annual report may be obtained, and further inquiries can be made, by calling 1-800-221-3253 or by writing Guardian Investor Services Corporation at 7 Hanover Square, New York, New York 10004.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. Reports and other information about the Fund are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington D.C. 20549-6009.

Custodian, Transfer Agent and Dividend Paying Agent

State Street Bank and Trust Company, Custody Division,
1776 Heritage Drive, North Quincy, Massachusetts 02171, is the Fund's custodian, transfer agent and dividend paying agent.

1940 Act File No. 811-3636

                       This page intentionally left blank

(Front cover page)

The Guardian VC 500 Index Fund

Prospectus
September 7, 1999

INVESTMENT OBJECTIVE


The Guardian VC 500 Index Fund seeks to track the investment performance of the Standard & Poor's 500 Composite Stock Price Index, which emphasizes securities issued by large U.S. companies.


Availability of the Fund

Shares of the Fund are offered to the public only through ownership of variable annuity contracts and variable life insurance policies issued by The Guardian Insurance & Annuity Company, Inc.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's shares, nor has the Commission determined that this prospectus is complete or accurate. It is a criminal offense to state otherwise.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or depository institution, are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency, and involve investment risk, including possible loss of the principal amount invested.

The Guardian VC 500 Index Fund


--------------------------------------------------------------------------------
(Sidebar)

An Index Fund

      The Fund intends to operate as an index fund. Index funds are designed to track or mirror the performance of a benchmark index of securities. The securities selected for inclusion in the index are chosen by an independent third party, such as Standard and Poor's (S&P) according to their own specific criteria and analysis. While the securities within the index are unmanaged, their overall performance is used as a standard to measure investment performance. In order to replicate the performance of the index, the portfolio manager purchases and maintains all or a representative sampling of the securities included in the index. Unlike the fund, however, the returns generated by the index do not reflect the fees and operating expenses that are normally imposed on a mutual fund.

--------------------------------------------------------------------------------

The Fund's principal investment strategies

The Fund seeks to track the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"). At least 95% of the total value of the Fund's total assets is usually invested in the stocks of companies included in the S&P
500. Under normal circumstances, the Fund intends to be fully invested in these types of securities.

The S & P 500 is an unmanaged index of 500 common stocks selected by S & P as representative of a broad range of industries within the U.S. economy. It is comprised primarily of stocks issued by large capitalization companies. The index is often considered to be the performance benchmark for U.S. stock market performance in general. The Fund generally invests in all of the stocks in the S&P 500 in proportion to their weighting in the index.

The Fund may use special techniques, such as futures and options, as a substitute for the purchase or sale of securities or when there are large cash inflows.


Since the Fund is intended to track the performance of the S&P 500 index, its portfolio composition is not determined by its portfolio manager, nor does the manager actively determine the stock selection or sector allocation. The securities selected for the portfolio are those securities that are included in the S&P 500, in approximately the same percentages as those securities are included in the index. The percentage weighting of a particular security in the S&P 500 is determined by that security's relative total market capitalization - which is the market price per share of the security multiplied by the number of shares outstanding. In order to track the S&P 500 as closely as possible, the Fund attempts to remain fully invested in stocks.


The principal risks of investing in the Fund

As with all mutual funds, the value of your investment could decline so you could lose money. Since the Fund's portfolio is invested primarily in equities, or shares of companies, the Fund is subject to the risks of investing in equity markets. Equity risks include the risk that share prices of the securities in its portfolio can be driven up or down gradually or sharply by general conditions in the stock markets or by the performance of an individual company or industry.



Since certain securities included in the S&P 500 are stocks of foreign issuers, the Fund may invest in securities that are issued and settled overseas. It is not expected that the Fund will hold more than 5% of its assets in foreign securities. For further information about the risks of foreign securities, see the section called Risks and special investment techniques.

Because the Fund uses options and futures, such as stock index futures, as part of its investment strategy, you will also face risks associated with those techniques. While the Fund will use these techniques in an effort to manage cash flow and to minimize deviations in performance, it is possible that the Fund will lose more value than it would have if options and futures were not used. For further information about the risks of options and futures, see the section called Risks and special investment techniques.


There is no assurance that the Fund will track the performance of the S&P 500 perfectly. The Fund's ability to track the index may be affected by Fund expenses, the amount of cash and cash equivalents held in the Fund portfolio and the frequency and timing of shareholder purchases and sales of Fund shares. The portfolio manager also continually compares the portfolio composition to composition of the S&P 500. In the event that an imbalance occurs, the Fund's portfolio is rebalanced so as to more closely replicate the index.


Unlike an actively managed fund, the portfolio manager does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that based upon market and economic conditions, the Fund's performance could be higher or lower than other types of mutual funds that may actively shift their portfolio assets in order to take advantage of market opportunities or to lessen the impact of a market decline.

--------------------------------------------------------------------------------
      RISKS AND SPECIAL INVESTMENT TECHNIQUES
--------------------------------------------------------------------------------

WE'VE ALREADY BRIEFLY DESCRIBED the principal risks of investing in the Fund. In this section of the prospectus, we describe the risks in more detail, as well as some of the special investment techniques the Fund's adviser expects to use.

Foreign market risks

Investing in foreign markets involves additional risks. Foreign securities may be affected by political, social and economic developments abroad. Financial markets in foreign countries may be less liquid or more volatile than U.S. markets. Less information may be available about foreign company operations, and foreign countries may impose withholding taxes on interest and dividend income. Government regulations and accounting standards may be less stringent as well. Brokerage commissions and custodial fees for foreign investments are often higher than those for investments in U.S. securities. Exchange rates can adversely affect the value of foreign securities and their dividends or earnings, irrespective of the underlying performance.

--------------------------------------------------------------------------------
(Sidebar)

Year 2000 considerations

Like other mutual fund companies and financial and business organizations around the world, the Fund could be adversely affected if our computers or those of our advisers or other service providers fail to process data properly as of January 1, 2000. Many computer systems cannot distinguish the year 2000 from the year 1900 when they are making date-related calculations, because of the way date information is stored in these systems.

We are working to address this issue, and expect that all relevant systems will be able to correctly interpret the year 2000 when that date arrives. As of the date of this prospectus, we do not anticipate that shareholders will experience negative effects on their investments or on the services provided in connection with our Year 2000 conversion. However, we cannot guarantee that our preparations will be successful.

Everyone involved is making substantial efforts to address their systems and the systems with which they interface, but it is not possible to provide assurance that operational problems will not occur. We believe that, with the modification of existing computer systems, updates by vendors and conversion to new software and hardware, shareholders will not experience negative effects on their investments as a result of the year 2000 issue. However, the year 2000 issue, by its very nature, contains inherent uncertainties, including the uncertainty of year 2000 readiness of third parties. As a result, we are unable to determine at this time whether the consequences of year 2000 failures will have a material adverse effect on our results of operations, liquidity or financial position.

It is possible that the markets for securities in which the Fund invests may be detrimentally affected by computer failures throughout the financial industry beginning January 1, 2000 if systems should cease to function at that time. This may result in trade settlement problems and liquidity issues. Corporate and governmental data processing errors may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers may be affected by remediation costs. In addition, it has been reported that foreign institutions have made less progress in addressing the Year 2000 problem than major U.S. entities, which could make certain Fund investments more sensitive to these risks.

--------------------------------------------------------------------------------

Diversification risk

In order to meet the Fund's investment objectives, GISC must try to determine the proper mix of securities that will meet the returns of the index. It may not properly ascertain the appropriate mix of securities for any particular economic cycle. Also, the timing of movements from one type of security to another could have a negative effect on the Fund's overall objective.

Portfolio turnover

Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover.

SPECIAL INVESTMENT TECHNIQUES

American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs)

The Fund may invest in securities of U.S. or foreign companies which are issued or settled overseas in the form of ADRs, EDRs, or other similar securities. An ADR is a U.S. dollar-denominated security issued by a U.S. bank or trust company which represents, and may be converted into, a foreign security. An EDR or GDR is similar, but is issued by a European bank. Depositary receipts are generally subject to the same risks as direct investment in foreign securities.

Borrowing

The Fund may borrow money for temporary emergency purposes and as part of its investment strategy. When the fund borrows for any purpose, it will maintain assets in a segregated account to cover its repayment obligations. The Investment Company Act of 1940 limits borrowings to 33 1/3% of a mutual fund's total assets. The Fund may commit this or a lesser amount to borrowings, as set forth in the Statement of Additional Information.

Convertible securities

The Fund may invest in convertible securities, which are securities such as debt or preferred stock, that can be exchanged for a set number of another security (usually common shares) at a predetermined price.

Financial futures contracts

The Fund may enter into financial futures contracts, in which it agrees to buy or sell certain financial instruments on a specified future date for a pre-specified price. The risk of loss could be substantial since a futures contract requires only a small deposit to take a large position. A small change in a financial futures contract could have a substantial impact, favorable or unfavorable. Moreover, it is possible for the price of a futures contract to be less than perfectly correlated to its underlying financial instrument for periods of time prior to maturity.

Money market instruments

Money market instruments are short-term debt instruments, which are written promises to repay debt within a year. They include Treasury bills and certificates of deposit, and they are characterized by safety and liquidity, which means they are easily convertible into cash. Money market instruments may be used by the Fund for cash management or temporary defensive purposes.

Options

The Fund may purchase or sell options to buy or sell securities, indices of securities or financial futures contracts within a specified future period. The owner of an option has the right to buy or sell the underlying instrument at a set price, by a specified date in the future. The Fund may, but is not required to, use options to attempt to minimize the risk of the underlying investment or match its exposure relative to the targeted index. However, the Fund could lose money by using options - more money than it would have lost by investing directly in the security.

Repurchase agreements

In a repurchase agreement transaction, the Fund purchases a debt security and obtains a simultaneous commitment from the selling bank or securities dealer to repurchase that debt security at an agreed time and price, reflecting a market rate of interest. Repurchase agreements are fully collateralized by U.S. government securities, bank obligations and cash or cash equivalents. Costs, delays or losses could result if the seller became bankrupt or was otherwise unable to complete the repurchase agreement. To minimize this risk, the investment adviser evaluates the creditworthiness of potential repurchase agreement counterparties using guidelines adopted by the Board of Directors. The Fund may use repurchase agreements for cash management or temporary defensive purposes.

Other

New financial products and risk management techniques continue to be developed. The Fund may use these instruments and techniques to the extent and when consistent with its investment objectives or regulatory and federal tax considerations.

--------------------------------------------------------------------------------
      FUND MANAGEMENT
--------------------------------------------------------------------------------

THE MANAGEMENT and affairs of the Fund are supervised by its Board of Directors.

THE FUND'S INVESTMENT ADVISER

Guardian Investor Services Corporation (GISC) is the adviser for the Fund. GISC is wholly owned by The Guardian Life Insurance Company of America (Guardian
Life), a New York mutual insurance company. GISC is located at 7 Hanover Square, New York, New York 10004. GISC buys and sells securities, selects brokers to effect transactions, and negotiates brokerage fees. GISC is the adviser to several other mutual funds sponsored by Guardian Life, and it is the underwriter and distributor of the Fund's shares and of variable annuity contracts and variable life insurance contracts issued by The Guardian Insurance & Annuity Company, Inc. (GIAC).


The Fund pays GISC a management fee for its services at an annual rate of .25% of average net assets.


PORTFOLIO MANAGER

Jonathan C. Jankus, CFA, is the Fund's portfolio manager. He has been a Vice President of Guardian Life since March 1998. Mr. Jankus joined Guardian Life in 1995, after working as chief investment strategist for global bonds at Barclays Investments.

--------------------------------------------------------------------------------
      BUYING AND SELLING FUND SHARES
--------------------------------------------------------------------------------


YOU CAN BUY THIS FUND only if you're a contractowner of a GIAC variable annuity contract or variable life insurance policy that offers the Fund as an investment option. GIAC buys and sells Fund shares based on premium allocation, transfer, withdrawal and surrender instructions made by GIAC contractowners.


The Fund will ordinarily make payment for redeemed shares within three business days after it receives an order to sell shares. The redemption price will be the net asset value next determined after GIAC, receives the contractowner's instructions or request in proper form. The Fund may refuse to redeem shares or postpone payment of proceeds during any period when:

o     trading on the New York Stock Exchange (NYSE) is restricted

o     the NYSE is closed for other than weekends and holidays

o an emergency makes it not reasonably practicable for the Fund to dispose of assets or calculate its net asset value (NAV); or

o     as permitted by the Securities and Exchange Commission.

See the prospectus for your GIAC variable annuity contract or variable life insurance policy for more details about the allocation, transfer and withdrawal provisions of your annuity or policy.

Share price

The share price of the Fund is calculated each day that the NYSE is open. The price is set at the close of trading on the NYSE or 4 p.m. Eastern time, whichever is earlier. The price is based on the Fund's current net asset value, or NAV.

NAV is the value of everything a Fund owns, minus everything it owes, divided by the number of shares investors hold.

The Fund values its assets at current market prices when market prices are readily available. If market value cannot be established, assets are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors. Short-term securities that mature in 60 days or less are valued by using the amortized cost method, unless the Board determines that this does not represent fair value.

Dividends, distributions and taxes

Net investment income and net capital gains that are distributed to GIAC separate accounts by the Fund are reinvested by GIAC in additional shares of the Fund at NAV. The Fund typically distributes any net investment income twice each year and any net capital gains once each year. The Fund's Board of Directors can change this policy. Contractowners will be notified when these distributions are made.

Other information about the Fund

The Fund does not currently foresee any disadvantages to contractowners arising from the fact that it offers shares to both variable annuity contract and variable life insurance policy separate accounts. The Board monitors events to ensure there are no material irreconcilable differences between or among contractowners. If such a conflict should arise, one or more separate accounts may withdraw their investment in the Fund. This could possibly force the Fund to sell portfolio securities at disadvantageous prices.

If circumstances make it necessary to create separate portfolios for variable annuity and variable life insurance separate accounts, GIAC will bear the expenses involved in setting up the new portfolios. However, the ongoing expenses contractowners ultimately pay would likely increase because of the loss of economies of scale provided by the current arrangement.

--------------------------------------------------------------------------------
      FOR MORE DETAILED INFORMATION
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION about the Fund will be available in the annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the prior fiscal year.

The Fund's Statement of Additional Information contains additional information about the Fund. It has been filed with the SEC and is incorporated in this prospectus by reference. A free copy of the Fund's Statement of Additional Information and most recent annual report and semi-annual report may be obtained, and further inquiries can be made, by calling 1-800-221-3253 or by writing Guardian Investor Services Corporation at 7 Hanover Square, New York, New York 10004.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. Reports and other information about the Fund are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington D.C. 20549-6009.

Custodian, Transfer Agent and Dividend Paying Agent

State Street Bank and Trust Company, Custody Division, 1776 Heritage Drive, North Quincy, Massachusetts 02171, is the Fund's custodian, transfer agent and dividend paying agent.

1940 Act File No. 811-3636

                   THE GUARDIAN VARIABLE CONTRACT FUNDS, INC.
                   7 Hanover Square, New York, New York 10004

--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION
                                 September, 1999

--------------------------------------------------------------------------------

      This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectus of the Guardian Stock Fund (the "Stock Fund"), The Guardian VC Asset Allocation Fund (the "Asset Allocation Fund"), The Guardian VC High Yield Bond Fund (the "High Yield Fund") and The Guardian VC 500 Index Fund (the "Index Fund"), each dated September , 1999. The Funds are diversified series funds of The Guardian Variable Contract Funds, Inc. (the "Company"). The series funds are referred to in this Statement of Additional Information as the "Funds" and each separately as a "Fund". The Company's financial statements for The Guardian Stock Fund appear in the Company's Annual Report to Shareholders for the year ended December 31, 1998. The other Funds have not commenced operations. The Annual Report is incorporated by reference in this Statement of Additional Information. A free copy of the Prospectus and Annual Report to Shareholders may be obtained by writing to the Funds, c/o The Guardian Insurance & Annuity Company, Inc., 7 Hanover Square, New York, New York 10004 or by telephoning 1-800-221-3253. Please retain this document for future reference.

                          TABLE OF CONTENTS
                                                                            Page
                                                                            ----
Organization of the Fund ...................................................  2

Investment Restrictions.....................................................  2

Special Investment Techniques...............................................  3

Fund Management.............................................................  8

Guardian Life and Other Fund Affiliates..................................... 14

Investment Adviser and Other Services....................................... 14

Portfolio Transactions and Brokerage........................................ 15

Performance Data............................................................ 15

Calculation of Net Asset Value.............................................. 17

Capital Stock .............................................................. 18

Custodian and Transfer Agent................................................ 18

Legal Opinions.............................................................. 18

Independent Auditors and Financial Statements............................... 18

                          ORGANIZATION OF THE COMPANY

      The Company, was organized in March 1983 as a Maryland corporation and was formerly known as "The Guardian Stock Fund, Inc." The Company is an open-end, manangement investment company. Each of the Funds within the Company is diversified within the meaning the the Investment Company Act of 1940, as amended (the "1940 Act").

                             INVESTMENT RESTRICTIONS

      Each Fund has adopted the following investment restrictions. Investment restrictions designated as "fundamental" cannot be changed without the approval of the holders of a majority of the outstanding shares of the Fund. As defined by the Investment Company Act of 1940, as amended (the "1940 Act"), the vote of a majority of the outstanding voting securities of the Fund means the lesser of the vote of (a) 67 percent of the shares of the Fund at a meeting where more than 50 percent of the outstanding voting shares are present in person or by proxy, or (b) more than 50 percent of the outstanding voting shares of the Fund. Following the list of fundamental investment restrictions are the Fund's "non-fundamental" restrictions. Non-fundamental restrictions may be changed by the Board of Directors without shareholder approval. All percentage restrictions on investments apply when an investment is made. A later increase or decrease beyond a specified limit that results from a change in value or net assets shall not constitute a violation of the applicable restriction.

      If a percentage restriction is adhered to at the time of investment, a later violation of the specified limits that results from a change in the value of the investment or a change in the Fund's net assets will not constitute a violation of the applicable investment restrictions.

      The following fundamental investment restrictions provide that the Stock Fund may not:

1. Make any investment inconsistent with the Fund's classification as a diversified company under the Investment Company Act of 1940;

2. Borrow money or pledge its assets, except that the Fund may (i) borrow for temporary or emergency needs, and engage in reverse repurchase agreements, mortgage dollar rolls or other transactions which may involve a borrowing from banks or other persons, provided that the aggregate amount involved in all such transactions shall not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law; (ii) obtain such short-term credit as may be necessary for the clearance of transactions in portfolio securities; and (iii) purchase securities on margin to the extent permitted by applicable law;

3. Make loans to other persons except (i) loans of portfolio securities and entry into repurchase agreements to the extent permitted under applicable law; and (ii) to the extent that the purchase of debt obligations in which the Fund may invest, consistent with its investment objectives and policies, may be deemed to be loans;

4. Purchase any securities other than the obligations of the U.S. Government, or its agencies or instrumentalities, if, immediately after such purchase, 25% or more of the value of the Fund's total assets would be invested in the securities of issuers conducting their principal business activities in the same industry or group of industries;

5. Engage in the underwriting of the securities of other issuers, except to the extent that the Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of portfolio securities;

6. Purchase or sell commodities or commodity contracts, except to the extent permitted under applicable law without registration as a commodity pool operator under the Commodity Exchange Act (or any comparable registration under successor legislation);

7. Purchase, hold, sell or deal in real estate, although the Fund may (i) purchase and sell securities that are secured by real estate or interests therein; (ii) purchase and sell securities of issuers that engage in real estate operations, as well as real estate investment trusts and mortgage-related securities; and (iii) hold and sell real estate acquired by the Fund as a result of the ownership of securities; and

8. Issue any senior securities to the extent such issuance would violate applicable law.

The following non-fundamental restrictions, which may be changed by the Board of Directors without shareholder approval, provide that the Fund may not:

1. Invest in (i) securities which at the time of such investment are not readily marketable; (ii) securities restricted as to resale or other disposition; or (iii) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Fund's net assets (taken at current value), or such other percentage provided by applicable law, would then be invested in the aggregate in securities described in (i), (ii), and (iii) above. This restriction shall not apply to securities which the Board of Directors of the Fund has determined to be liquid pursuant to applicable law;

2. Make short sales of securities or maintain a short position, except to the extent permitted by applicable law; and

3. Purchase securities for the purpose of exercising control over another company.

The following fundamental investment restrictions provide that the Asset Allocation Fund, the High Yield Fund and the Index Fund may not:

1. Make any investment inconsistent with the Fund's classification as a diversified company under the Investment Company Act of 1940;

2. Borrow money or pledge its assets, except that the Fund may (i) borrow for temporary or emergency needs, and engage in reverse repurchase agreements, mortgage dollar rolls or other transactions which may involve a borrowing from banks or other persons, provided that the aggregate amount involved in all such transactions shall not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law; (ii) obtain such short-term credit as may be necessary for the clearance of transactions in portfolio securities; and (iii) purchase securities on margin to the extent permitted by applicable law;

3. Make loans to other persons except (i) loans of portfolio securities and entry into repurchase agreements to the extent permitted under applicable law, and (ii) to the extent that the purchase of debt obligations in which the Fund may invest, consistent with its investment objectives and policies, may be deemed to be loans;

4. (For the Asset Allocation Fund and the High Yield Fund) Purchase any securities other than the obligations of the U.S. Government, or its agencies or instrumentalities, if, immediately after such purchase, 25% or more of the value of the Fund's total assets would be invested in the securities of issuers conducting their principal business activities in the same industry or group of industries;

      (For the Index Fund) Purchase any securities other than the obligations of the U.S. Government, or its agencies or instrumentalities, if, immediately after such purchase, 25% or more of the value of the Fund's total assets would be invested in the securities of issuers conducting their principal business activities in the same industry or group of industries, except that the Fund may purchase securities in excess of this limitation to the extent necessary from time to time to replicate the composition of the Standard & Poor's 500 Index in accordance with the Fund's investment objective;

5. Engage in the underwriting of the securities of other issuers, except to the extent that the Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of portfolio securities;

6. Purchase or sell commodities or commodity contracts, except to the extent permitted under applicable law without registration as a commodity pool operator under the Commodity Exchange Act (or any comparable registration under successor legislation);

7. Purchase, hold, sell or deal in real estate, although the Fund may (i) purchase and sell securities that are secured by real estate or interests therein, (ii) purchase and sell securities of issuers that engage in real estate operations, as well as real estate investment trusts and mortgage-related securities, and (iii) hold and sell real estate acquired by the Fund as a result of the ownership of securities; and

8. Issue senior securities to the extent such issuance would violate applicable law.


The following non-fundamental restrictions, which could be changed by the Board of Directors without shareholder approval, provide that each Fund may not:

1. invest in (i) securities which at the time of such investment are not readily marketable, (ii) securities restricted as to resale or other disposition, or (iii) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Fund's net assets (taken at current value), or such other percentage provided by applicable law, would then be invested in the aggregate in securities described in (i), (ii), and (iii) above. This restriction shall not apply to securities which the Board of Directors of the Fund has determined to be liquid pursuant to applicable law;

2. Make short sales of securities or maintain a short position, except to the extent permitted by applicable law; and

3. Purchase securities for the purpose of exercising control over another company.

                          SPECIAL INVESTMENT TECHNIQUES

Each Fund has an investment objective that it pursues through its stated investment policies and special investment techniques. There can be no assurance that the objective of a Fund will be achieved. The following is a description of certain of the special investment techniques that may be used by the investment adviser on behalf of the Funds to the extent permitted by the Funds' investment restrictions. This section supplements the description of "Special Investment Techniques" contained in each Fund's Prospectus.

Convertible Securities.

      As described in the Prospectus, each of the Funds are permitted to invest in convertible securities. Convertible securities are bonds or preferred stock issues which may be converted at a stated price within a specified period of time into a specific number of shares of common stock of the same or a different issuer. Convertible securities also have characteristics similar to non-convertible debt securities in that they ordinarily provide income with generally higher yields than those of common stock of the same or a similar issuer. However, convertible securities are usually subordinated to non-convertible debt securities. Convertible securities carry the potential for capital appreciation should the value of the underlying common stock increase, but they are subject to a lesser risk of a decline in value, relative to the underlying common stock, due to their fixed-income nature. Due to the conversion feature, however, the interest rate or dividend rate on convertible securities is generally less than would be the case if the securities were not convertible.

      In evaluating a convertible security for a Fund, Guardian Investor Services Corporation ("GISC") looks primarily at the attractiveness of the underlying common stock and at the fundamental business strengths of the issuer. Other factors considered by GISC include the yield of the convertible security in relation to the yield of the underlying common stock, the premium over investment value and the degree of call protection.

      Convertible securities purchased by the Funds (other than the High Yield
Fund) will primarily be "investment grade," i.e., rated in one of the top four rating categories established by nationally recognized statistical rating organizations like Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("Standard & Poor's"). Under normal conditions, less than 10% of the assets of the Asset Allocation Fund, will consist of securities rated lower than "investment grade." Such holdings will typically result from reductions in the ratings of securities after such securities were acquired by the Funds as "investment grade" securities.

All of these Funds may, however, acquire convertible securities without regard to their ratings.

      Lower rated securities may be subject to certain risks not typically associated with "investment grade" securities, such as the following: (1) the market for lower rated securities, which expanded rapidly during a period of economic expansion, has only been tested during one period of economic downturn;
(2) reliable and objective information about the value of lower rated obligations may be difficult to obtain because the market for such securities may be thinner and less active than that for investment grade obligations; (3) adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower than investment grade obligations, and, in turn, adversely affect their market; (4) companies that issue lower rated obligations may be in the growth stage of their development, or may be financially troubled or highly leveraged, so they may not have more traditional methods of financing available to them; (5) when other institutional investors dispose of their holdings of lower rated debt securities, the general market and the prices for such securities could be adversely affected; and (6) the market for lower rated securities could be impaired if legislative proposals to limit their use in connection with corporate reorganizations or to limit their tax and other advantages are enacted.

Collateralized Mortage and Asset-Backed Securities

      The High Yield Fund and the Asset Allocation Fund may purchase mortgage-backed securities, such as collateralized mortgage obligations ("CMOs") and mortgage pass-throughs.

      A mortgage pass-through is collateralized by a pool of mortgages that have a common coupon rate (i.e., interest rate) and maturity. The holders of a particular mortgage pass-through share the rights to receive interest and principal payments from the underlying pool of mortgages, net of servicing fees, as payment for debt service on the pass-through. CMOs are collateralized by pooled mortgage loans that may not share coupon rate and maturity characteristics, and are sold as multi-class bonds. CMO classes have different interests in the stream of interest and principal payments from the underlying pool of mortgages. Hence, the classes are typically paid sequentially according to the payment structure of the CMO. CMOs may be issued or guaranteed by the U.S. government and its agencies or instrumentalities, or by private entities.

     Payments of principal and interest on the mortgage obligations underlying CMOs are not passed through directly to the holders. Rather, they are made to an independent trustee created specifically for the allocation of such interest and principal payments because CMOs are frequently issued in a variety of classes or series which are designed to be retired sequentially as the underlying mortgages are repaid. In the event of prepayment on such mortgages, the class of obligations next scheduled to mature generally will be paid down first. Thus, even if the issuer does not supply additional collateral, there will be sufficient collateral to secure the obligations which remain outstanding. A mortgage pass-through, on the other hand, is secured by a pool of mortgages with common characteristics, so it will not have the class structure associated with CMOs. For this reason, payments of principal and interest on the underlying mortgages can be passed-through to all holders of the mortgage pass-through. And, all such holders will share the same pre-payment risk.

      Mortgage-backed securities issued by the Government National Mortgage Association ("GNMA") are backed by the full faith and credit of the U.S. government. Privately owned, government sponsored agencies like the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC") issue their own guarantees for interest and principal payments on the mortgage-backed securities and other obligations they issue. These guarantees are supported only by the issuer's credit or the issuer's right to borrow from the U.S. Treasury. Accordingly, such investments may involve a greater risk of loss of principal and interest than other U.S. government securities since a Fund must look principally or solely to the issuing or guaranteeing agency or instrumentality for repayment.

      Privately issued mortgage-backed securities purchased by the Funds must be fully collateralized by GNMA certificates, other government mortgage-backed securities, or by whole loans. Whole loans are securitized mortgage pools backed by fixed or adjustable rate mortgages originated by private institutions.

      Mortgage-backed securities may be more sensitive to interest rate changes than conventional bonds which can result in greater price volatility. Because the collateral underlying mortgage-backed securities may be prepaid at any time, mortgage-backed securities are also subject to greater prepayment risks than conventional bonds. Accelerated prepayments of mortgage-backed securities purchased at a premium impose a risk of loss of principal because the premium may not have been fully amortized when the principal is repaid. Prepayments tend to accelerate when interest rates decline, so prepaid mortgage-backed security proceeds are then likely to be reinvested at lower interest rates.

     Many factors affect the frequency of unscheduled prepayments or refinancings of the underlying mortgages, including interest rate changes, economic conditions, the ages of the mortgages and locations of the mortgaged properties. Prepayments on mortgage obligations tend to occur more frequently after interest rates generally have declined. The return provided to the Funds will be lower if the proceeds of prepaid mortgage-backed securities are reinvested in securities that provide lower coupons. In addition, the Funds may suffer losses on prepaid obligations which were acquired at a premium.

     When interest rates are rising, mortgage-backed securities may suffer price declines, particularly if their durations extend because mortgage prepayments or refinancings slow down. Securities that have lost value will have an adverse impact on a Fund's total return.

     Stripped mortgage securities are another type of mortgage-backed security. Stripped mortgage securities are created by separating the interest and principal payments generated by a pool of mortgage-backed bonds to create two classes of securities. Generally, one class receives only interest payments
(IOs) and one principal payments (POs). IOs and POs are acutely sensitive to interest rate changes and to the rate of principal prepayments. They are very volatile in price and may have lower liquidity than most mortgage-backed securities. Certain CMOs may also exhibit these qualities, especially those which pay variable rates of interest which adjust inversely with and more rapidly than short-term interest rates. The Portfolio's Board of Trustees has adopted procedures for use by GISC, the investment adviser to these Funds, to ascertain the liquidity and fair value of their investments, including their mortgage-backed securities holdings. There is no guarantee that the Funds' investments in CMOs, IOs or POs will be successful, and the Funds' total return could be adversely affected as a result.

      The Funds may also invest in asset-backed securities. Asset-backed securities, which are structured similarly to mortgage-backed securities, are collateralized by interests in pools of loans, receivables or other obligations originated by single or multiple lenders and may use similar credit enhancements. The underlying assets, which include motor vehicle installment purchase contracts, home equity loans, credit card receivables and other credit arrangements, are securitized in pass-through structures similar to mortgage pass-throughs or in pay-through structures similar to CMOs. The Funds may invest in these and other types of asset-backed securities that may be developed in the future.

      Asset-backed securities generally do not have the benefit of first lien security interests in the related collateral. Certain receivables such as credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, certain of which may hinder the right to receive full payment. Also, the security interests in the underlying collateral may not be properly transferred when the pool is created, resulting in the possibility that the collateral may be resold. Some asset-backed securities may also have prepayment risk due to refinancing of their receivables. Generally, these types of loans are of shorter average life than mortgages, but may have average lives of up to 10 years. These securities, which are primarily issued by non-governmental entities, carry no direct or indirect governmental guarantees.

      In addition, these Funds may invest in trust-preferred (or "capital") securities. These securities, which are issued by entities such as special purpose bank subsidiaries, currently are permitted to treat the interest payments as a tax-deductible cost. Capital securities, which have no voting rights, have a final stated maturity date and a fixed schedule for periodic payments. In addition, capital securities have provisions which afford preference over common and preferred stock upon liquidation, although the securities are subordinated to other, more senior debt securities of the same issuer. The issuers of these securities retain the right to defer interest payments for a period of up to five years, although interest continues to accrue cumulatively. The deferral of payments may not exceed the stated maturity date of the securities themselves. The non-payment of deferred interest at the end of the permissible period will be treated as an incidence of default.

      At the present time, the Internal Revenue Service treats capital securities as debt. Proposed legislation may cause this tax treatment to be modified in the future. In the event that the tax treatment of interest payments of these types of securities is modified, the Bond Fund will reconsider the appropriateness of continued investment in these securities.

      Some of the Funds' investments may have variable interest rates. When an instrument provides for periodic adjustments to its interest rate, fluctuations in principal value may be minimized. However, changes in the coupon rate can lag behind changes in market rates, which may adversely affect the Fund's performance.

Options on Securities.

      General. Each Fund may purchase put and call options and write (sell) covered call options and secured put options. Basically, there are two types of options: call options and put options. The purchaser of a call option acquires the right to buy a security at a fixed price during a specified period. The writer (seller) of such an option is then obligated to sell the security if the option is exercised, and bears the risk that the security's market price will increase over the purchase price set by the option. The purchaser of a put option acquires the right to sell a security at a fixed price during a specified period. The writer of such an option is then obligated to buy the security if the option is exercised, and bears the risk that the security's market price will decline from the purchase price set by the option. Options are typically purchased subject to a premium which can reduce the risks retained by the option writer.

      As the writer of a covered call option or the purchaser of a secured put option, the Fund must own securities that can be used to cover or secure any such outstanding options. The cover for a call option that is related to a foreign currency can be short-term debt securities having a value equal to the option's face that are denominated in the same currency as the call. Also, when the Fund writes a put option, it must place cash or liquid, unencumbered securities, whose value is at least equal to the exercise price of the put option, in a segregated account with its custodian, marked to market daily, in accordance with SEC guidelines. Segregating assets may limit the Fund's ability to pursue other investment opportunities while options are outstanding. Options transactions can be voluntarily terminated before the exercise or expiration of the options only by entering into closing transactions. The ability to close out an option depends, in part, upon the liquidity of the option market. If the Fund cannot close an option when it wants, it may miss alternative investment opportunities.

      Options trade on U.S. or foreign securities exchanges and in the over-the-counter ("OTC") market. Exchange listed options are three-party contracts issued by a clearing corporation. They generally have standardized prices, expiration dates and performance mechanics. In contrast, all the terms of an OTC option, including price and expiration date, are set by negotiation between the buyer and seller. The Fund could lose any premium paid for an OTC option, as well as any anticipated benefits of the transaction, if its counterparty fails to perform under the option's terms. Generally, the staff of the SEC currently requires OTC options and any assets used to cover such options to be treated as illiquid assets because OTC options may not be actively traded. Until the SEC staff revises this position, any of the Fund's OTC option transactions would be subject to a limitation on investment in illiquid securities of 15% of the Fund's net assets.

      During the option period, the covered call writer gives up the potential for capital appreciation above the exercise price should the underlying security rise in value, and the secured put writer retains the risk of loss should the underlying security decline in value. For the covered call writer, substantial appreciation in the value of the underlying security would result in the writer having to deliver the underlying security to the holder of the option at the exercise price, which will likely be lower than the security's value. For the secured put writer, substantial depreciation in the value of the underlying security would result in the exercise of the option by the holder, thereby obligating the writer to purchase the underlying securities at the exercise price, which will likely exceed the security's value. If a covered call option expires unexercised, the writer realizes a gain and the buyer a loss in the amount of the premium. If the covered call option writer has to sell the underlying security because of the exercise of the call option, the writer realizes a gain or loss from the sale of the underlying security, with the proceeds being increased by the amount of the premium. If a secured put option expires unexercised, the writer realizes a gain and the buyer a loss in the amount of the premium. If the secured put writer has to buy the underlying security because of the exer-cise of the put option, the secured put writer incurs an unrealized loss to the extent that the current market value of the underlying security is less than the exercise price of the put option. However, this would be offset in whole or in part by gain from the premium received and any interest income earned on the investment of the premium.

      The exercise price of an option may be below, equal to or above the current market value of the underlying security at the time the option is written. The buyer of a put who also owns the related security is protected by ownership of a put option against any decline in that security's price below the exercise price less the amount paid for the option. The ability to purchase put options allows the Fund to protect capital gains in an appreciated security which is already owned, without being required to actually sell that security. At times the Funds may seek to establish a position in securities upon which call options are available. By purchasing a call option the Fund is able to fix the cost of acquiring the security, this being the cost of the call plus the exercise price of the option. This procedure also provides some protection from an unexpected downturn in the market, because a Fund is only at risk for the amount of the premium paid for the call option which it can, if it chooses, permit to expire.

      A Fund may also write or purchase spread options, which are options for which the exercise price may be a fixed monetary spread or yield spread between the security underlying the option and another security that is used as a benchmark. Spread options involve the same risks as are associated with purchasing and selling options on securities generally, as described above. The writer (seller) of a spread option which expires unexercised realizes a gain in the amount of the premium and any interest earned on the investment of the premium. However, if the spread option is exercised, the writer will forego the potential for capital appreciation or incur an unrealized loss to the extent the market value of the underlying security exceeds or is less than the exercise price of such spread option. The purchaser of a spread option incurs costs equal to the amount of the premium paid for such option if the spread option expires unexercised, or the associated transaction costs if the purchaser closes out the spread option position.

      A Fund may purchase a put option and a call option, each with the same expiration date, on the same underlying security. The Fund will profit from the combination position if an increase or decrease in the value of the underlying security is sufficient for the Fund to profit from exercise of either the call option or the put option. Combined option positions involve higher transaction costs (because of the multiple positions taken) and may be more difficult to open and close out than other option positions.

      Options on Securities Indices. Each Fund may write or purchase options on securities indices. Index options offer the Funds the opportunity to achieve many of the same objectives sought through the use of options on individual securities. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike security options, all settlements are in cash and gain or loss depends on the aggregate price movements in the relevant index rather than price movements in individual securities.

      Price movements in securities which a Fund owns or intends to purchase probably will not correlate perfectly with movements in the level of a securities index and, therefore, the Fund bears the risk of a loss on a securities index option which is not completely offset by movements in the price of such securities. Because securities index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on a specific security, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding underlying securities. The Funds may, however, cover call options written on a securities index by holding a mix of securities which substantially replicate the movement of the index or by holding a call option on the securities index with an exercise price no higher than the call option sold.

      When a Fund writes an option on a securities index, it will be required to cover the option or to segregate assets equal in value to 100% of the exercise price in the case of a put, or the contract value in the case of a call. In addition, where the Fund writes a call option on a securities index at a time when the exercise price exceeds the contract value, the Funds will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess.

      Options on securities indices involve risks similar to those risks relating to transactions in financial futures contracts described below. Also, a purchased option may expire worthless, in which case the premium which was paid for it is lost.

Financial Futures Transactions.

      General. The Funds may enter into interest rate futures contracts and securities index futures contracts (collectively referred to as "financial futures contracts") primarily to manage a Fund's cash position or to hedge (protect) against anticipated future changes in equity market conditions which otherwise might affect adversely the value of securities which the Fund holds or intends to purchase. A "sale" of a financial futures contract means the undertaking of a contractual obligation to deliver the securities or the cash value called for by the contract at a specified price during a specified delivery period. A "purchase" of a financial futures contract means the undertaking of a contractual obligation to acquire the securities at a specified price during a specified delivery period.

      Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument during a specified future period at a specified price. Securities index futures contracts are similar in economic effect, but they are based on a specific index of securities (rather than on specified securities) and are settled in cash. The Fund may also purchase and write put and call options on financial futures contracts as an attempt to hedge against market risks.

      The Funds may also invest in financial futures contracts when the purchase of these instruments may provide more liquidity than the direct investment in the underlying securities. The use of these instruments may permit a Fund to gain rapid exposure to the markets following a large inflow of investable cash or in response to changes in investment strategy. The purchase of a financial futures contract may also provide a Fund with a price advantage over the direct purchase of the underlying securities, either based on a differential between the securities and the futures markets or because of the lower transaction costs that are associated with these types of instruments.

      When a Fund enters into a financial futures contract, it is required to deposit with its custodian, on behalf of the broker, a specified amount of cash or eligible securities called "initial margin." The initial margin required for a financial futures contract is set by the exchange on which the contract is traded. Subsequent payments, called "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. At the time of delivery, pursuant to the contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate than that specified in the contract. With respect to securities index futures contracts, settlement is made by means of a cash payment based on any fluctuation in the contract value since the last adjustment in the variation margin was made.

      Although some financial futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual commitment is closed out before delivery of the security. The offsetting of a contractual obligation is accomplished by purchasing (or selling as the case may be) on a commodities or futures exchange an identical financial futures contract calling for delivery in the same month. Such a transaction, if effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. All transactions in the futures market are made, offset or fulfilled through a clearing house associated with the exchange on which the contracts are traded. The Fund will incur brokerage fees when it purchases or sells financial futures contracts, and will be required to maintain margin deposits. If a liquid secondary market does not exist when the Fund wishes to close out a financial futures contract, it will not be able to do so and will continue to be required to make daily cash payments of variation margin in the event of adverse price movements.

      Special Considerations Relating to Financial Futures Contracts. Financial futures contracts entail risks. There may be an imperfect correlation between the price movements of financial futures contracts and the price movements of the securities in which the Fund invests. There is also a risk that a Fund could be unable to close a futures position when desired because there is no liquid secondary market for it. The skills needed to use financial futures contracts effectively are different from those needed to select a Fund's investments. If GISC misjudges the general direction of interest rates or markets, a Fund's overall performance may be poorer than if no financial futures contracts had been entered into. It is possible that a Fund could lose money on a financial futures contract and also on the price of related securities, adversely affecting a Fund's performance. The risk of loss in trading financial futures contracts can be substantial due to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. A relatively small price movement in a financial futures contract could have an immediate and substantial impact, which may be favorable or unfavorable to a futures contractholder. It is possible for a price-related loss to exceed the amount of the Fund's margin deposit.

      The risks associated with purchasing and writing put and call options on financial futures contracts can be influenced by the market for financial futures contracts. An increase in the market value of a financial futures contract on which the Fund has written an option may cause the option to be exercised. In this situation, the benefit to a Fund would be limited to the value of the exercise price of the option and, if a Fund closes out the option, the cost of entering into the offsetting transaction could exceed the premium the Fund initially received for writing the option. In addition, a Fund's ability to enter into an offsetting transaction depends upon the market's demand for such financial futures contracts. If a purchased option expires unexercised, a Fund would realize a loss in the amount of the premium paid for the option.

      If the investment adviser's judgment about the general direction of interest rates or markets is wrong, the overall performance may be poorer than if a Fund had not entered into financial futures contracts. For example, in some cases, securities called for by a financial futures contract may not have been issued at the time the contract was written. There may also be an imperfect correlation between movements in prices of financial futures contracts and portfolio securities being hedged. The degree of difference in price movement between financial futures contracts and the securities being hedged depends upon such things as differences between the securities being hedged and the securities underlying the financial futures contracts, and variations in speculative market demand for financial futures contracts and securities. In addition, the market prices of financial futures contracts may be affected by certain factors. If participants in the futures market elect to close out their contracts through offsetting transactions rather than meet margin requirements, distortions in the normal relationship between the securities and financial futures markets could result. Price distortions could also result if investors in financial futures contracts decide to make or take delivery of underlying securities rather than engage in closing transactions, which would reduce the liquidity of the futures market. In addition, because the margin requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by the speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because there may be an imperfect correlation between movements in the prices of securities and movements in the prices of financial futures contracts, a correct forecast of market trends by the investment adviser may still not result in a successful hedging transaction. If this should occur, the Fund could lose money on the financial futures contracts and also on the value of their portfolio securities.

Regulatory Restrictions.

      To the extent required to comply with the 1940 Act and rules and interpretations thereunder, the Fund may not maintain open short positions in financial futures contracts, call options written on financial futures contracts or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. When purchasing a financial futures contract or writing a put option on a financial futures contract, the Fund must segregate cash, cash-equivalents (including any margin) or liquid debt obligations equal to the market value of such contract. These cover and segregation requirements may limit the Fund's ability to pursue other investment opportunities.

      In order to comply with the Commodity Futures Trading Commission Regulation 4.5 and thereby avoid being deemed a "commodity pool operator," the Fund will use commodity futures or commodity options contracts solely for bona fide hedging purposes within the meaning and intent of Regulation 1.3(z), or, with respect to positions in commodity futures and commodity options contracts that do not come with the meaning and intent of Regulation 1.3(z), the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the liquidation value of the assets of the Fund, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. In the case of an option that is in-the-money at the time of purchase, the in-the-money amount (as defined in Section 190.01(x) of the CFTC Regulations) may be excluded in computing such 5%.

Options on Financial Futures Contracts.

      The Funds may purchase and write call and put options on financial futures contracts. An option on a financial futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a financial futures contract at a specified exercise price at any time during the period of the option. Upon exercise, the writer of the option delivers the financial futures contract to the holder at the exercise price. A Fund would be required to deposit with its custodian initial margin and variation margin with respect to put and call options on a financial futures contract it has written.

Foreign Securities and Forward Foreign Currency Transactions.


      From time to time, the Funds may invest in securities of domestic (U.S.) or foreign companies which are issued and settled overseas. Investing overseas involves different and additional investment risks from investing in the U.S. For example: (1) there may be less publicly available or less reliable information about foreign companies and such companies may be subject to less regulation and supervision than U.S. companies; (2) foreign stock exchanges and brokers may be subject to less governmental regulation than similar U.S. entities; (3) securities of foreign companies may be less liquid or more volatile than securities of U.S. companies; (4) foreign companies may not be subject to the same accounting, auditing, examina-tion and recordkeeping requirements which are imposed on U.S. companies; and (5) securities issued by foreign companies may be adversely affected by political or economic unrest, restrictions on the flow of international capital, withholding taxes on interest or dividend income, expropriation, nationalization, confiscatory taxation, investment or currency exchange controls, or other foreign governmental laws or restrictions applicable to the payment of such securities. In addition, the time period for settlement of transactions in foreign securities may be longer than the corresponding period for settlement of transactions in domestic securities. It may also be more difficult to obtain and enforce judgments against foreign entities.

      The foreign securities held by the Funds may be denominated in foreign currencies and a Fund may temporarily hold foreign currency in connection with such investments. As a result, the value of the assets held by the Fund may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. The Stock Fund and the High Yield Fund may enter into forward foreign currency exchange contracts ("forward currency contracts") in an effort to control some of the uncertainties of foreign currency exchange rate fluctuations. A forward currency contract is an agreement to purchase or sell a specific currency at a specified future date and price agreed to by the parties at the time of entering into the contract. The Fund will not engage in forward currency contracts for speculation, but only as an attempt to hedge against changes in currency exchange rates affecting the values of securities which it holds or intends to purchase. Thus, a Fund will not enter into a forward currency contract if such contract would obligate the Fund to deliver an amount of foreign currency in excess of the value of a Fund's portfolio securities or other assets denominated in that currency.

      The Stock Fund and the High Yield Fund will normally be expected to use forward currency contracts to fix the value of certain securities it has agreed to buy or sell. For example, when a Fund enters into a contract to purchase or sell securities denominated in a particular foreign currency, a Fund could effectively fix the maximum cost of those securities by purchasing or selling a foreign currency contract, for a fixed value of another currency, in the amount of foreign currency involved in the underlying transaction. In this way, a Fund can protect the value of securities in the underlying transaction from an adverse change in the exchange rate between the currency of the underlying securities in the transaction and the currency denominated in the foreign currency contract, during the period between the date the security is purchased or sold and the date on which payment is made or received.

      The Stock Fund and the High Yield Fund may also use forward currency contracts to hedge the value, in U.S. dollars, of securities it currently owns. For example, if a Fund holds securities denominated in a foreign currency and anticipates a substantial decline (or increase) in the value of that currency against the U.S. dollar, a Fund may enter into a foreign currency contract to sell (or purchase), for a fixed amount of U.S. dollars, the amount of foreign currency approximating the value of all or a portion of the securities held which are denominated in such foreign currency.

      Upon the maturity of a forward currency transaction, a Fund may either accept or make delivery of the currency specified in the contract or, at any time prior to maturity, enter into a closing transaction which involves the purchase or sale of an offsetting contract. An offsetting contract terminates a Fund's contractual obligation to deliver the foreign currency pursuant to the terms of the forward currency contract by obligating the Fund to purchase the same amount of the foreign currency, on the same maturity date and with the same currency trader, as specified in the forward currency contract. The Fund will realize a gain or loss as a result of entering into such an offsetting contract to the extent the exchange rate between the currencies involved moved between the time of the execution of the original forward currency contract and the offsetting contract.

      The use of forward currency contracts to protect the value of securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities a Fund owns or intends to acquire, but it does fix a future rate of exchange. Although such contracts minimize the risk of loss resulting from a decline in the value of the hedged currency, they also limit the potential for gain resulting from an increase in the value of the hedged currency. The benefits of forward currency contracts to the Fund will depend on the ability of the Fund's investment adviser to accurately predict future currency exchange rates.

Dollar Roll and Reverse Repurchase Transactions

      The High Yield Fund may use dollar rolls and reverse repurchase agreements. In a dollar roll transaction, a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. In a dollar roll, the securities that are to be purchased will be of the same type and have the same interest rate as the sold securities, but will be supported by different pools of mortgages. A Fund that engages in a dollar roll forgoes principal and interest paid on the sold securities during the roll period, but is compensated by the difference between the current sales price and the lower forward price for the future purchase. In addition, the Funds earn interest by investing the transaction proceeds during the roll period.

      In a reverse repurchase agreement transaction, a Fund sells securities to a bank or securities dealer and agrees to repurchase them at an agreed time and price. During the period between the sale and the forward purchase, the Fund will continue to receive principal and interest payments on the securities sold. A Fund may also receive interest income similar to that received in the case of dollar rolls.

      A Fund will normally use the proceeds of dollar roll and reverse repurchase agreement transactions to maintain offsetting positions in securities or repurchase agreements that mature on or before the settlement date for the related dollar roll or reverse repurchase agreement. The market value of securities sold under a reverse repurchase agreement or dollar roll is typically greater than the amount to be paid for the related forward commitment. Reverse repurchase agreements and dollar rolls involve the risk that the buyer of the sold securities might be unable to deliver them when a Fund seeks to repurchase the securities. If the buyer files for bankruptcy or becomes insolvent, such buyer or its representative may ask for and receive an extension of time to decide whether to enforce the Fund's repurchase obligation. A Fund's use of the transaction proceeds may be restricted pending such decision.

      Whenever a Fund enters into a dollar roll or reverse repurchase agreement transaction, it will maintain cash, U.S. government securities or liquid, unencumbered securities that are marked to market daily in a segregated account with the Fund's custodian. The value of such segregated assets must be at least equal to the value of the forward commitment or repurchase obligation (principal plus accrued interest), as applicable. Segregating assets may limit a Fund's ability to pursue other investment opportunities.

      Since a Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, dollar rolls and reverse repurchase agreements will involve leverage. However, since the acquired securities or repurchase agreements must satisfy a Fund's credit quality requirements and mature on or before the settlement date for the related dollar roll or reverse repurchase agreement, and because the Fund will segregate assets as described above, GISC believes that these transactions do not present the risks associated with other types of leverage. The Portfolio Funds do not intend to enter into dollar roll or reverse repurchase agreement transactions other than as described above, or for temporary or emergency purposes.

When-Issued or Delayed-Delivery Transactions

      The Asset Allocation Fund and the High Yield Fund, may enter into when-issued or delayed delivery transactions. In when-issued or delayed-delivery transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although a Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund's counterparty fails to deliver a security purchased on a when-issued or delayed-delivery basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

      A Fund engages in these transactions to acquire securities that are appropriate for its portfolio while securing prices or yields that appear attractive when the transactions occur. The Funds do not engage in these transactions to speculate on interest rate changes. However, each Fund reserves the right to sell securities acquired on a when-issued or delayed-delivery basis before settlement.

      Prior to settlement of these transactions, the value of the subject securities will fluctuate, reflecting interest rate changes. Accordingly, when a Fund commits to buy particular securities and make payment in the future, it must set aside, in a segregated account with the custodian, cash or liquid high grade securities at least equal in value to its commitments, marked-to-market daily. In the case of a sale of securities on a delayed-delivery basis, a Fund will instruct the custodian to hold the subject portfolio securities in a segregated account while the commitment is outstanding. These obligations to segregate cash or securities will limit the investment advisers' ability to pursue other investment opportunities.

Lending of Portfolio Securities

      Each Fund may lend their portfolio securities to broker-dealers, banks and other institutional investors to earn additional income. Such loans must be continuously secured by collateral, and the loaned securities must be marked-to-market daily. The Funds will generally continue to be entitled to all interest earned or dividends paid on the loaned securities, though lending fees may be paid to the borrower from such interest or dividends. The Funds can increase their income through securities lending by investing the cash collateral deposited by the borrower in short-term interest-bearing obligations that meet the Funds' credit quality requirements and investment policies. As with any extension of credit, however, there are risks of delay in recovery of the loaned securities and collateral should a borrower fail financially.

      No Fund will continue to lend securities if, as a result, the aggregate value of securities then on loan would exceed 33 1/3% of that Fund's total net assets. A significant portion of a Fund's loan transactions may be with only one or a few institutions at any given time. This practice can increase the risk to the Fund should a borrower fail. Apart from lending securities and acquiring debt securities, the Funds will not make loans to other persons.

      The Funds will typically receive commitment fees from the borrowers which are normally payable upon the expiration of the loan transactions. However, if a Fund calls the loaned securities prior to the expiration date of a loan, the Fund may not be entitled to receive the entire commitment fee. The Funds do not expect to call loaned securities prior to the applicable loan expiration date unless the current market value of the loaned securities exceeds the expected return of the loan, including commitment fee income, on the expiration date. These loan transactions may be structured to permit similar, but not necessarily identical, securities to be returned to the Funds upon the expiration of a loan.

      Since there are risks of delays in recovery or even loss of rights in the collateral related to all types of secured credit, the loans will be made only to borrowers deemed by GISC to be creditworthy and will not be made unless, in GISC's judgment, the income which can be earned justifies the risk. Any such loans entered into by the Funds will create leverage for the Funds, as lender. This leverage results from the expectation that the income and gains on the securities acquired by the Funds with the loan collateral provided by the borrower will exceed the cost of the loan transaction. Accordingly, each Fund will only enter into a loan transaction if its earnings or net asset value are expected to increase faster than otherwise would be the case. However, should the income and gains earned on the securities acquired with the loan collateral fail to exceed the cost of the loan, the Fund's earnings or net asset value will decline faster than otherwise would be the case.

     In the event the borrower is unable to complete a loan transaction, or in the event of any default or insolvency of the borrower, each Fund will retain the collateral it received in connection with the loan transaction. If this collateral is insufficient to fully satisfy its rights under the loan agreement, the affected Fund will take whatever steps it deems advisable to satisfy its claim.

     The Funds may pay reasonable custodian and administrative fees in connection with the loans.

      The High Yield Fund may purchase zero coupon bonds, and pay-in-kind bonds. Zero coupon bonds, which are issued at a significant discount from face value, do not make periodic interest payments and the obligation becomes due only upon maturity. Pay-in-kind securities ("PIK bonds") make periodic interest payments either in cash or in the form of additional securities. The value of both zero coupon bonds and PIKs may be more sensitive to fluctuations in interest rates than other bonds.

      Federal tax law requires that the interest on zero coupon bonds be accrued as income to the Fund regardless of the fact that the Fund will not receive cash until such securities mature. Since the income must be distributed to shareholders, the Fund may be forced to liquidate other securities in order to make the required distribution.

      The High Yield Fund may also invest in loan participation interests, which are interests in loans made to corporate, governmental or other borrowers. These interests take the form of interests in, or assignments of loans, and are acquired from banks, insurance companies or other financial institutions that have either made the loans or participated in the loan syndicate. These interests, which may be of any credit quality, involve the risk of insolvency or default by the borrower. In addition, participation interests carry the risk of insolvency of the lender from which the interest was acquired.

      The High Yield Fund may also invest in a form of derivatives known as structured securities. This type of instrument involves the deposit with, or purchase by an entity, such as a corporation or trust, of specified securities or loans and the issuance by that entity of single or multiple classes of securities which are either backed by, or represent interests in, the underlying securities. The cash flow on the underlying pool of instruments may be apportioned among the various classes with the goal of creating securities with differing maturities, payment priorities and interest rate provisions. The value of the principal or interest on certain other structured securities may be positively or negatively linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). The interest rate or principal amounts payable at the time of maturity or redemption may vary depending on changes in the value of the reference instruments. While in general an investor in these securities will bear the market risk of the underlying instruments, the credit risk of certain classes of the security may be lessened by credit enhancements offered by the issuer. Certain classes may have higher yields than others and, thus, may involve greater risk than others. These securities may be deemed to be investment companies, as defined by the 1940 Act, and investment by the High Yield Fund may, accordingly, be limited by SEC rules.

      The Funds may alter their investment practices on a temporary or emergency basis when the Funds' investment advisers believe it is appropriate due to political, economic or other circumstances. All of the Funds may invest in cash or cash equivalents and repurchase agreements in these circumstances. The High Yield Fund may invest in investment grade securities.

                                 FUND MANAGEMENT

      The directors and officers of the Company are named below. Information about their principal occupations during the past five years and certain other current affiliations is also provided. The business address of each director and officer is 7 Hanover Square, New York, New York 10004 unless otherwise noted. The "Guardian Fund Complex" referred to in this biographical information is comprised of (1) the Funds, (2) The Guardian Bond Fund, Inc., (3) The Guardian Cash Fund, Inc., (4) The Park Avenue Portfolio (a series trust that currently issues its shares in nine series) and (5) GIAC Funds, Inc. (formerly GBG Funds, Inc.) (a series fund that issues its shares in three series).

Name and Address                     Title                 Business History
----------------                     -----                 ----------------

JOHN C. ANGLE* (76)                Director            Retired. Former Chairman
3800 South 42nd Street                                 of the Board and Chief
Lincoln, Nebraska 68506                                Executive Officer, The
                                                       Guardian Life Insurance
                                                       Company of America;
                                                       Director 1/78-present.
                                                       Director (Trustee) of
                                                       Guardian Investor
                                                       Services Corporation from
                                                       6/82-2/96 and The
                                                       Guardian Insurance &
                                                       Annuity Company, Inc.
                                                       from 6/82 to 12/98.
                                                       Director (Trustee) of
                                                       various mutual funds
                                                       within the Guardian Fund
                                                       Complex.

JOSEPH A. CARUSO (47)              Secretary           Vice President and
                                                       Corporate Secretary, The
                                                       Guardian Life Insurance
                                                       Company of America
                                                       3/96-present; Second Vice
                                                       President and Corporate
                                                       Secretary 1/95-2/96;
                                                       Corporate Secretary prior
                                                       thereto. Vice President
                                                       and Secretary, The
                                                       Guardian Insurance &
                                                       Annuity Company, Inc.
                                                       and Guardian Investor
                                                       Services Corporation and
                                                       Park Avenue Securities
                                                       LLC. Secretary, Guardian
                                                       Asset Management
                                                       Corporation, Park Avenue
                                                       Life  Insurance Company,
                                                       Guardian Baillie Gifford
                                                       Limited and various
                                                       mutual funds within the
                                                       Guardian Fund Complex.

FRANK J. FABOZZI, PH.D. (50)       Director            Adjunct Professor of
858 Tower View Circle                                  Finance, School of
New Hope, Pennsylvania 18938                           Management -- Yale
                                                       University 2/94-present;
                                                       Visiting Professor of
                                                       Finance and Accounting,
                                                       Sloan School of
                                                       Management --
                                                       Massachusetts Institute
                                                       of Technology prior
                                                       thereto. Editor, Journal
                                                       of Portfolio Management.
                                                       Director (Trustee) of
                                                       various mutual funds
                                                       within the Guardian Fund
                                                       Complex. Director
                                                       (Trustee) of various
                                                       closed-end investment
                                                       companies sponsored by
                                                       BlackRock Financial
                                                       Management.

ARTHUR V. FERRARA* (68)            Director            Retired. Chairman of the
70 Baldwin Farms South                                 Board and Chief Executive
Greenwich, CT 06831                                    Officer, The Guardian
                                                       Life Insurance Company of
                                                       America 1/93-12/95;
                                                       President and Chief
                                                       Executive Officer prior
                                                       thereto; Director
                                                       1/81-present. Director
                                                       (Trustee) of Guardian
                                                       Investor Services
                                                       Corporation, Guardian
                                                       Asset Management
                                                       Corporation, The Guardian
                                                       Insurance & Annuity
                                                       Company, Inc. and various
                                                       mutual funds within the
                                                       Guardian Fund Complex.
                                                       Manager of Park Avenue
                                                       Securities LLC.

----------
* Director who is deemed to be an "interested person" under the 1940 Act.

Name and Address                     Title                 Business History
----------------                     -----                 ----------------

LEO R. FUTIA* (79)                 Director            Retired. Former Chairman
18 Interlaken Road                                     of the Board and Chief
Greenwich, Connecticut 06830                           Executive Officer, The
                                                       Guardian Life Insurance
                                                       Company of America;
                                                       Director 5/70-present.
                                                       Director (Trustee) of The
                                                       Guardian Insurance &
                                                       Annuity Company, Inc.,
                                                       Guardian Investor
                                                       Services Corporation, and
                                                       various mutual funds
                                                       within the Guardian Fund
                                                       Complex. Manager of Park
                                                       Avenue Securities LLC.
                                                       Director (Trustee) of
                                                       various mutual funds
                                                       sponsored by Value Line,
                                                       Inc.

WILLIAM W. HEWITT, JR. (70)        Director            Retired. Former Executive
P.O. Box 2359                                          Vice President, Shearson
Princeton, New Jersey 08543                            Lehman Brothers, Inc.
                                                       Director (Trustee) of
                                                       various mutual funds
                                                       within the Guardian Fund
                                                       Complex.

FRANK J. JONES, PH.D. (60),        President           Executive Vice President
                                                       and Chief Investment
                                                       Officer, The Guardian
                                                       Life Insurance Company of
                                                       America 1/94-present;
                                                       Senior Vice President and
                                                       Chief Investment Officer
                                                       prior thereto. Executive
                                                       Vice President and Chief
                                                       Investment Officer and
                                                       Director, The Guardian
                                                       Insurance & Annuity
                                                       Company, Inc. Executive
                                                       Vice President and Chief
                                                       Investment Officer, Park
                                                       Avenue Life Insurance
                                                       Company. Director and
                                                       President, Guardian Asset
                                                       Management Corporation.
                                                       Director, Guardian
                                                       Investor Services
                                                       Corporation and Guardian
                                                       Baillie Gifford Limited.
                                                       Manager of Park Avenue
                                                       Securities LLC. Officer
                                                       of various mutual funds
                                                       within the Guardian Fund
                                                       Complex.

----------
* Director who is deemed to be an "interested person" under the 1940 Act.

Name and Address                     Title                 Business History
----------------                     -----                 ----------------

ANN T. KEARNEY (47)                Controller          Second Vice President,
                                                       Group Pensions, The
                                                       Guardian Life Insurance
                                                       of America 1/95 to
                                                       present; Assistant Vice
                                                       President and Equity
                                                       Controller 6/94-12/94;
                                                       Assistant Controller
                                                       prior thereto. Second
                                                       Vice President of the
                                                       Guardian Insurance &
                                                       Annuity Company, Inc. and
                                                       Guardian Investor
                                                       Services Corporation.
                                                       Controller of various
                                                       mutual funds within the
                                                       Guardian Fund Complex.

SIDNEY I. LIRTZMAN, PH.D. (68)     Director            Professor of Management
38 West 26th Street                                    9/67-present and Acting
New York, New York 10010                               Dean of the School of
                                                       Business Management
                                                       2/95-present, City
                                                       University of New York --
                                                       Baruch College.
                                                       President, Fairfield
                                                       Consulting Associates,
                                                       Inc.; Director (Trustee)
                                                       of various mutual funds
                                                       within the Guardian Fund
                                                       Complex.

LAWRENCE A. LUXENBERG (43)         Vice President      Vice President, Equity
                                                       Securities, The Guardian
                                                       Life Insurance Company of
                                                       America 3/98-present;
                                                       Second Vice President,
                                                       Equity Securities, 1/97
                                                       to 3/98 Assistant Vice
                                                       President, Equity
                                                       Securities, prior
                                                       thereto. Officer of
                                                       various mutual funds
                                                       within the Guardian Fund
                                                       Complex.

JOHN B. MURPHY (54)                Vice President      Vice President, Equity
                                                       Securities, The Guardian
                                                       Life Insurance Company of
                                                       America, since 6/97;
                                                       Second Vice President
                                                       prior thereto. Officer of
                                                       various mutual funds
                                                       within the Guardian Fund
                                                       Complex.

FRANK L. PEPE (56)                 Vice President      Vice President and Equity
                                                       Controller, The Guardian
                                                       Life Insurance Company of
                                                       America 1/96-present;
                                                       Second Vice President and
                                                       Equity Controller prior
                                                       thereto. Vice President
                                                       and Controller, The
                                                       Guardian Insurance &
                                                       Annuity Company, Inc. and
                                                       Guardian Investor
                                                       Services Corporation.
                                                       Officer of various mutual
                                                       funds within the Guardian
                                                       Fund Complex.

----------
* Director who is deemed to be an "interested person" under the 1940 Act.

Name and Address                     Title                 Business History
----------------                     -----                 ----------------

RICHARD T. POTTER, JR. (44)        Vice President      Vice President and Equity
                                   and Counsel         Counsel, The Guardian
                                                       Life Insurance Company of
                                                       America 1/96-present;
                                                       Second Vice President and
                                                       Equity Counsel prior
                                                       thereto. Vice President
                                                       and Counsel, The
                                                       Guardian Insurance &
                                                       Annuity Company, Inc.,
                                                       Guardian Investor
                                                       Services Corporation,
                                                       Guardian Asset Management
                                                       Corporation, Park Avenue
                                                       Securities LLC and
                                                       various mutual funds
                                                       within the Guardian Fund
                                                       Complex.

JOSEPH D. SARGENT* (61)            Director            President, Chief
                                                       Executive Officer and
                                                       Director, The Guardian
                                                       Life Insurance Company of
                                                       America, since 1/96;
                                                       President and Director
                                                       prior thereto. Director,
                                                       President and Chief
                                                       Executive Officer of The
                                                       Guardian Insurance &
                                                       Annuity Company, Inc.,
                                                       Guardian Asset Management
                                                       Corporation and Park
                                                       Avenue Life Insurance
                                                       Company. Director,
                                                       Guardian Investor
                                                       Services Corporation.
                                                       Manager of Park Avenue
                                                       Securities LLC. Director
                                                       (Trustee) of various
                                                       mutual funds within the
                                                       Guardian Fund Complex.

CARL W. SCHAFER (63)               Director            President, Atlantic
P.O. Box 1164                                          Foundation (charitable
Princeton, New Jersey 08542                            foundation supporting
                                                       mainly oceanographic
                                                       exploration and
                                                       research). Director of
                                                       Roadway Express
                                                       (trucking), Evans
                                                       Systems, Inc. (a motor
                                                       fuels, convenience store
                                                       and diversified company),
                                                       Hidden Lake Gold Mines
                                                       Ltd. (gold mining),
                                                       Electronic Clearing
                                                       House, Inc. (financial
                                                       transactions processing),
                                                       Wainoco Oil Corporation
                                                       and Nutraceutrix Inc.
                                                       (biotechnology). Chairman
                                                       of the Investment
                                                       Advisory Committee of the
                                                       Howard Hughes Medical
                                                       Institute 1985-1992.
                                                       Director (Trustee) of
                                                       various mutual funds
                                                       within the Guardian Fund
                                                       Complex. Director
                                                       (Trustee) of various
                                                       mutual funds sponsored by
                                                       Mitchell Hutchins Asset
                                                       Management, Inc. and
                                                       PaineWebber, Inc.

----------
* Director who is deemed to be an "interested person" under the 1940 Act.

Name and Address                     Title                 Business History
----------------                     -----                 ----------------

ROBERT G. SMITH, PH.D. (66)        Director            President, Smith
132 East 72nd Street                                   Affiliated Capital Corp.
New York, New York 10028                               Director (Trustee) of
                                                       various mutual funds
                                                       within the Guardian Fund
                                                       Complex.

      The Company pays Directors who are not "interested persons" directors' fees of $350 per meeting and an annual retainer of $500. Directors who are "interested persons," except Mr. Sargent, receive the same fees, but they are paid by GISC. Mr. Sargent receives no compensation for his services as a Fund Director. All officers of the Company are employees of Guardian Life; they receive no compensation from the Company.

      Each Company Director is also a director of The Guardian Bond Fund, Inc., The Guardian Cash Fund, Inc., and GIAC Funds, Inc. (formerly GBG Funds, Inc.), a series fund consisting of Baillie Gifford International Fund, Baillie Gifford Emerging Markets Fund and The Guardian Small Cap Stock Fund, and a trustee of The Park Avenue Portfolio, a series trust consisting of The Guardian Park Avenue Fund, The Guardian Park Avenue Small Cap Fund, The Guardian Investment Quality Bond Fund, The Guardian Tax-Exempt Fund, The Guardian High Yield Bond Fund, The Guardian Cash Management Fund, The Guardian Baillie Gifford International Fund, The Guardian Baillie Gifford Emerging Markets Fund and The Guardian Asset Allocation Fund. The Company and the other funds named in this paragraph are a "Fund Complex" for purposes of the federal securities laws. The following table provides information about the compensation paid by the Company for the Stock Fund and the Fund Complex to the Company's Directors for the year ended December 31, 1998.

                               Compensation Table*

                                                                                           Total Compensation
                                 Aggregate       Accrued Pension or        Estimated        from the Fund and
                               Compensation      Retirement Benefits     Annual Benefits    Other Members of
Name and Title               From the Company**  Paid by the Company     Upon Retirement   the Fund Complex**
--------------               ------------------  -------------------     ---------------   ------------------


Frank J. Fabozzi
  Director                       $3,200                 N/A                  N/A             $54,400

William W. Hewitt, Jr.
  Director                       $3,200                 N/A                  N/A             $54,400

Sidney I. Lirtzman
  Director                       $3,200                 N/A                  N/A             $54,400

Carl W. Schafer
  Director                       $3,200                 N/A                  N/A             $54,400

Robert G. Smith
  Director                       $3,200                 N/A                  N/A             $54,400

* Directors who are "interested persons" of the Company are not compensated by the Company, so information about their compensation is not included in this table.
** Includes compensation paid to attend meetings of the Board's Audit
   Committee.

      The Company's officers and directors had an aggregate interest of less than 1% in the Stock Fund's outstanding shares as of April 1, 1999.

----------
* Director who is deemed to be an "interested person" under the 1940 Act.

                     GUARDIAN LIFE AND OTHER FUND AFFILIATES

      As of 1999, The Guardian Insurance & Annuity Company, Inc. ("GIAC") owned 100% of each Fund's outstanding shares. Such shares were allocated among separate accounts established by GIAC. GIAC is a wholly owned subsidiary of Guardian Life. The executive offices of GIAC and Guardian Life are located at 201 Park Avenue South, New York, New York 10003.

                      INVESTMENT ADVISER AND OTHER SERVICES

      Under the investment advisory agreement between the Company and GISC, GISC furnishes investment advice and provides or pays for certain of each Fund's administrative costs. Among other things, GISC pays the fees and expenses of the Fund Directors who are interested persons under the 1940 Act. Under the investment advisory agreement, GISC has also agreed to assume those operating expenses of the Class I shares of the Stock Fund (excluding interest charges and income, franchise and other taxes) which exceed one percent (1%) of the Stock Fund's average daily net assets for any fiscal year. For the year ended December 31, 1998, the ratio of operating expenses to average daily net assets of the Stock Fund did not exceed 1%, so GISC was not obligated to assume any such expenses. From time to time, GISC may, at its discretion, assume certain of the Fund's ordinary operating expenses when they are less than 1% of average daily net assets.

      For the years ended December 31, 1996, 1997 and 1998, the Stock Fund paid GISC $9,077,501, $13,778,322, and $2,067,917 respectively, under the investment advisory agreement.

      The investment advisory agreement between the Fund and GISC will continue in full force and effect from year to year so long as its continuance is specifically approved at least annually by vote of a majority of the Fund's outstanding voting shares, or by vote of the Fund's Board of Directors, including a majority of the Directors who are not parties to the agreement or "interested persons" of the Fund or of GISC, cast in person at a meeting called for that purpose. The agreement will terminate automatically upon its assignment, and may be terminated without penalty at any time by either party upon 60 days' written notice.

      If the investment advisory agreement is terminated and it is not replaced by an agreement with another affiliate of Guardian Life, the Fund's continued use of the name "The Guardian Stock Fund, Inc." is subject to the approval of Guardian Life, because Guardian Life maintains the exclusive ownership interest of the service mark "The Guardian Stock Fund, Inc."

      A service agreement between GISC and Guardian Life provides that Guardian Life will furnish the office space, clerical staff, services and facilities which GISC needs to perform under the investment advisory agreement. GISC's officers are salaried employees of Guardian Life; they receive no compensation from GISC. GISC reimburses Guardian Life for its expenses under the service agreement.

      Under a Distribution Plan adopted by the Stock Fund pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), the Fund's Class II shares are authorized to pay a monthly 12b-1 fee at an annual rate of up to 0.25% of average daily net assets of the Class II shares as compensation for distribution and shareholder servicing provided to Class II shareholders of the Stock Fund. The 12b-1 fee may be paid to third parties which may enter into agreements with GIAC to offer Class II shares of the Stock Fund under variable contracts issued by insurance companies other than GIAC. Under the 12b-1 Plan, the fee may be used to pay for communications equipment charges, printing prospectuses, statements of additional information and reports for prospective shareholders, the costs of printing sales literature and advertising materials, training and educating sales personnel and other distribution-related overhead.

      The Stock Fund, on behalf of the Class II shares, has entered into a Distribution Agreement with GISC to effectuate the 12b-1 Plan. The Stock Fund does not pay GISC any additional amount under the Distribution Agreement. Shareholders are not responsible for any additional fee if the 12b-1 fee is not sufficient to pay all the distribution expenses of the Class II shares. Any such excess will be paid by GISC, and will not be carried forward and assessed against the 12b-1 fees due in succeeding years. Similarly, if the 12b-1 fee is greater than the amounts spent in any year on distribution-related services on behalf of the Class II shares,

GISC is entitled to retain the excess. The Fund's Board of Directors may negotiate changes to the 12b-1 Plan to reduce the amount of the 12b-1 fee or to add services, or the Board may determine that the excess is justifiable in the circumstances.

      The 12b-1 Plan specifically provides that while it is in effect, the selection and nomination of the Fund's Board who are not "interested persons" of the Fund, as that term is defined in the 1940 Act, shall be made solely at the discretion of the Directors who are not interested persons of the Fund. The fees to be paid under the 12b-1 Plan may not be materially changed without approval by vote of: (1) a majority of the Board; (2) a majority of the Directors who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operations of the 12b-1 Plan or related agreements ("Independent Directors"); and (3) a majority of the Fund's outstanding voting Class II shares, as defined in the 1940 Act.

      The 12b-1 Plan will continue from year to year if such continuance is specifically approved by vote of the Board, and by vote of the Independent Directors, cast in person at a meeting called for the purpose of voting on the 12b-1 Plan.


      No Stock Fund Class II shares were sold during 1998, and therefore no fees were paid under the 12b-1 Plan.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

      GISC currently serves as investment adviser to several other Guardian-sponsored mutual funds and may act as investment adviser to others in the future. GISC allocates purchase and sale transactions among the Funds and its other mutual fund clients as it deems equitable. GISC is also registered with the Securities and Exchange Commission ("SEC") and the National Association of Securities Dealers, Inc. as a broker-dealer. GISC has no formula for the distribution of brokerage business when it places orders to buy and sell approved investments. For over-the-counter transactions, GISC will attempt to deal with a primary market maker unless better prices and execution are available elsewhere. In allocating portfolio transactions to different brokers, GISC gives consideration to brokers whom it believes can obtain the best price and execution of orders, and to brokers who furnish statistical data, research and other factual information. GISC is authorized to pay a commission in excess of that which another broker may charge for effecting the same transaction if GISC considers that the commissions it pays for brokerage, research services and other statistical data are appropriate and reasonable for the services rendered. The research services and statistical data which GISC receives in connection with the Funds' portfolio transactions may be used by GISC to benefit its other clients and will not necessarily be used in connection with the Funds.

      For the years ended December 31, 1996, 1997 and 1998, the Stock Fund paid brokerage commissions of $2,630,124, $2,742,148, and $3,993,066, respectively. The Stock Fund's portfolio turnover rates for the years ended December 31, 1996, 1997 and 1998 were 66%, 51%, and 56%, respectively. Changes in the Stock Fund's portfolio turnover rate do not indicate any change in the investment policy. GISC does not participate in commissions paid by the Stock Fund to other brokers or dealers and does not knowingly receive any reciprocal business directly or indirectly as a result of paying commissions to other brokers or dealers.

                                PERFORMANCE DATA

      As described in the Prospectus, the Stock Fund may state its cumulative total return and average annual total return in advertisements, sales materials and communications with existing or prospective owners of variable contracts. "Cumulative total returns" and "average annual total returns" measure both net investment income and realized and unrealized appreciation or depreciation for a specified period, assuming reinvestment of capital gains distributions and income dividends. Average annual total returns are annualized, so they show the average annual percentage change over the specified period. Cumulative total returns are not annualized, so they show the aggregate percentage or dollar value change over the specified period. Because Neither Stock Fund Class II shares nor any of the other Fund had commenced operations during 1998, no information is provided for Class II shares of the Stock Fund or for the other Funds.

      The tables below show the Stock Fund's returns (Class I shares only) for the periods noted. These figures reflect the reinvestment of all capital gains distributions and income dividends paid by the Stock Fund, and the deduction of all Fund expenses. The actual returns for owners of variable annuities or variable life insurance policies will be lower to reflect the effects of charges deducted under the terms of the specific contracts.

                                         Guardian
                                        Stock Fund
      Year Ended December 31,          Total Return
      ______________________            ___________
      1983*.......................        10.28 %
      1984........................        10.79 %
      1985........................        32.01 %
      1986........................        17.10 %
      1987........................         1.87 %
      1988........................        20.37 %
      1989........................        23.55 %
      1990........................       (11.85)%
      1991........................        35.96 %
      1992........................        20.07 %
      1993........................        19.96 %
      1994........................        (1.27)%
      1995........................        34.65 %
      1996........................        26.90 %
      1997........................        35.58 %
      1998 .......................        19.86 %

                                                                  Cumulative and
                                                                  Average Annual
      Period Ended December 31, 1998                               Total Returns
      ------------------------------                               ------------
      Lifetime Total Return of the Stock Fund*..................     1,254.40%
        Average Annual Lifetime Total Return of the Stock Fund..        17.99%
      Ten-Year Total Return.....................................       484.73%
        Average Annual Ten-Year Total Return....................        19.32%
      Five-Year Total Return....................................       174.16%
        Average Annual Five-Year Total Return...................        22.35%
      One-Year Total Return.....................................        19.86%

----------
* Beginning April 13, 1983 (commencement of the Stock Fund's investment operations).

      Stock prices fluctuated during the periods covered by the tables and the results illustrated above are not representative of future performance.

      The Stock Fund uses the following standardized formula prescribed by the SEC to compute its average annual total return.

                                 P(1 + T)^n = ERV

      Where:   P     = a hypothetical initial purchase order of $1,000 (No
                       sales load is deducted as Fund shares are sold at net asset value
               T     = average annual total return
               n     = number of years
               ERV   = ending redeemable value of the hypothetical $1,000
                       purchase at the end of the period

      Total return is calculated in a similar manner, except the results are not annualized.

      The following example shows the average annual total return performance of the Class I shares of the Stock Fund for the periods indicated by showing the average annual percentage change for each period and the ending redeemable value of a $1,000 investment. The example takes into account all Fund expenses and assumes reinvestment of all capital gains distributions and income dividends, but does not take into account charges deducted under the terms of a shareholder's variable contracts or federal income taxes and tax penalties that may be incurred when distributions are made from such variable contracts.

                                                            % Change     ERV
                                                            ---------    ----
      For the year ended December 31, 1998................    19.86   $ 1,198.60
      For the 5 years ended December 31, 1998.............    22.35   $ 2,741.60
      For the 10 years ended December 31, 1998............    19.32   $ 5,847.30
      For the life of the Fund through December 31, 1998..    17.99   $13,544.00

      The Funds may also compare their performance to that of other mutual funds with similar investment objectives or programs and may quote information from financial and industry or general interest publications in its promotional materials. Additionally, the Funds' promotional materials may contain references to types and characteristics of certain securities; features of its portfolio; financial markets; or historical, current or prospective economic trends. Topics of general interest, such as personal financial planning, may also be discussed.

      Performance calculations contained in reports by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, The WM Company, Variable Annuity & Research Data Service or industry or financial publications of general interest such as Business Week, Financial World, Forbes, Financial Times, The Wall Street Journal, The New York Times, Barron's and Money which may be quoted by the Fund are often based upon changes in net asset value with all dividends reinvested and may not reflect the imposition of charges deducted under the terms of specific variable contracts.

      The Funds' performance figures are based upon historical results and do not represent future performance. Returns on net asset value will fluctuate. Factors affecting the Fund performance include general market conditions, operating expenses and investment management. Shares of the Fund are redeemable on behalf of contractowners at net asset value, which may be more or less than original cost.

                         CALCULATION OF NET ASSET VALUE

      The Funds' net asset value per share is determined as of the earlier of 4:00 p.m. Eastern time or the close of trading on the NYSE on each day on which the NYSE is open for business. The net asset value per share is calculated by adding the value of all securities, cash or other assets, subtracting liabilities, dividing the remainder by the number of shares outstanding and adjusting the results to the nearest full cent per share.

      The calculation of the Funds' net asset value may not occur contemporaneously with the determination of the value of any foreign securities included in such calculation because trading on foreign exchanges may not take place every day the NYSE is open and the NYSE may be closed when foreign exchanges are open for business.

      Securities Valuations. Securities which are listed or traded on any U.S. or foreign securities exchange or on the NASDAQ National Market System are valued at the last sale price or, if there have been no sales during the day, at the mean of the closing bid and asked prices. Where a security is traded on more than one exchange, the security is valued on the exchange on which it is principally traded unless it was not traded on that exchange on the date in question. In such cases, the last sale price of the security on other exchanges shall be used. Securities traded both on an exchange and in the over-the-counter markets will be valued according to the broadest and most representative market. Investments in U.S. government securities (other than short-term securities) are valued at the quoted bid price in the over-the-counter market. Certain debt securities may be valued each business day by an independent pricing service ("Service"). Debt securities for which quoted bid prices, in the judgment of the Service, are readily available and are representative of the bid side of the market are valued at the quoted bid prices (as obtained by the Service from dealers in such securities). Other debt securities that are valued by the Service are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices for securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Certain debt securities, including securities for which market quotations are not readily available, such as illiquid securities, are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors. Repurchase agreements are carried at cost which approximates market value.

                                  CAPITAL STOCK
     The Company, which was formerly known as "The Guardian Stock Fund, Inc.", is a Maryland corporation which commenced operations in April 1983. The Company has authorized capital stock of 1,000,000,000 shares of $0.001 par value. The Company currently has authorized its shares in two classes, of which Seven Hundred Million (700,000,000) shares are designated as Class I shares attributable to the Funds and One Hundred Million (100,000,000) shares are designated as Class II shares of the Stock Fund. Unissued shares may be redesignated by the Company's Board of Directors. Class I shares of each of the Funds are offered through variable annuity contracts and variable life policies issued by GIAC, and Class II shares are offered through variable annuity contracts and variable life insurance policies issued by other insurance companies. Each class of shares is invested in a common portfolio, but has a separate expense structure, as described in "Fund Management and the Investment Adviser". The Company currently has four series funds. The Board of Directors may authorize additional classes and series of shares in the future.

      Through their respective separate accounts, GIAC and other participating insurance companies are the Company's only shareholders of record. Nevertheless, when a shareholders' meeting occurs, each insurance company solicits and accepts voting instructions from its contractowners who have allocated or transferred monies for an investment in a Fund as of the record date for the meeting. Each insurance company then votes the Fund's shares that are attributable to its contractowners' interests in a Fund in accordance with their instructions. Shares for which no instructions are received will be voted in the same proportion as shares for which instructions have been received. Each participating insurance company will vote any shares that it is entitled to vote directly due to amounts it has contributed or accumulated in its separate accounts in the manner described in the prospectuses for its variable annuities and variable life insurance policies.

      Each share of the Company is entitled to one vote, and fractional shares are entitled to fractional votes. Fund shares have non-cumulative voting rights, so the vote of more than 50% of the shares can elect 100% of the directors. All classes of a Fund's shares are voted together as one class, unless a matter affects only the shareholders of a particular Fund or class. In those cases only the shareholders of the affected Fund or class will be eligible to vote on the matter.

      The Company is not required to hold annual shareholder meetings, but special meetings may be called to elect or remove directors, change fundamental policies or approve an investment advisory agreement, among other things.

                          CUSTODIAN AND TRANSFER AGENT

      State Street Bank and Trust Company ("State Street Bank"), Custody Division, 1776 Heritage Drive, North Quincy, Massachusetts 02171, is the custodian of the Company's assets. Portfolio securities purchased for the Funds outside of the U.S. are cleared through foreign depositories and are maintained in the custody of foreign banks and trust companies which are members of State Street Bank's Global Custody Network. State Street Bank and each of the foreign custodial institutions holding portfolio securities of the Funds have been approved by or under the direction of the Board in accordance with regulations under the 1940 Act.

      To the extent required by the SEC, the Board will review whether it is in the best interest of the Funds and their shareholders to maintain Fund assets in each foreign custodial institution. However, there can be no assurance that the Funds will not be adversely affected by any non-investment risks associated with holding assets abroad. Such risks may be greater than those associated with holding assets in the U.S.

      State Street Bank is also the Company's transfer agent and dividend paying agent. As such, State Street Bank issues and redeems shares of the Funds and distributes dividends to the separate accounts which invest in a Fund's shares on behalf of variable contractowners.

      State Street Bank plays no part in formulating the investment policies of the Funds or in determining which portfolio securities are to be purchased or sold by the Funds.

                                 LEGAL OPINIONS


      The legality of the shares described in the Prospectus has been passed upon by Richard T. Potter, Jr., Esq., Vice President and Equity Counsel, The Guardian Life Insurance Company of America, who is also Counsel to the Company. Federal securities law matters relating to the Company have been passed upon by the law firm of Vedder, Price, Kaufman & Kammholz of Chicago, Illinois.



                  INDEPENDENT AUDITORS AND FINANCIAL STATEMENTS

      The independent auditors of the Company are Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019. Ernst & Young LLP audited and reported on the financial statements of the Stock Fund which appear in the Company's Annual Report to Shareholders for the year ended December 31, 1998. The other Funds have not yet commenced operations. That Annual Report is incorporated by reference in this Statement of Additional Information.

                   THE GUARDIAN VARIABLE CONTRACT FUNDS, INC.

                            PART C. OTHER INFORMATION

Item 23. Exhibits
         Number           Description
         --------         -----------

          (a)       --  Form of Amendment and Restatement of Articles of
                        Incorporation(3)
          (b)       --  By-Laws(3)
          (c)       --  Not Applicable
          (d)       --  Investment Advisory Agreement(3)
          (e)(i)    --  Selected Dealers Agreement(1)
          (e)(ii)   --  Distribution Agreement(1)
          (e)(iii)  --  Rule 18f-3 Plan(5)
          (f)       --  Not Applicable
          (g)       --  Custodian Agreement and Amendment to Custodian
                        Agreement(3)
          (h)       --  Transfer Agency Agreement(3)
          (i)       --  Opinion and Consent of Counsel(4)

          (j)(i)    --  Consent of Counsel*
          (j)(ii)   --  Consent of Ernst & Young LLP*
          (j)(iii)  --  Consent of Vedder, Price, Kaufman & Kammholz.*

          (k)       --  Not Applicable
          (l)       --  Letter from The Guardian Insurance & Annuity Company,
                        Inc. with respect to providing the initial capital for the Registrant(1)
          (m)       --  Not Applicable
          (o)       --  Not Applicable
          (p)       --  Miscellaneous
          (p)(i)    --  Powers of Attorney executed by a majority of the Board of Directors and certain principal officers of the Fund(5)

----------
(1) Incorporated by reference to Registrant's filing (Reg. No. 2-81149) of March 29, 1983.
(2) Incorporated by reference to Post-Effective Amendment No. 15 to the Registrant's registration statement on Form N-1A (Reg. No. 2-81149), filed via EDGAR on April 23, 1997.
(3) Incorporated by reference to Post-Effective Amendment No. 16 to the Registrant's registration statement on Form N-1A (Reg. No. 2-81149), filed via EDGAR on February 27, 1998.
(4) Incorporated by reference to Post-Effective Amendment No. 17 to the Registrant's registration statement on Form N-1A (Reg. No. 2-81149), filed via EDGAR on April 27, 1998.
(5) Incorporated by reference to Post-Effective Amendment No. 19 to the Registrant's registration statement on Form N-1A (Reg. No. 2-81149), filed via EDGAR on April 30, 1999.

*     Filed herewith

Item 24. Persons Controlled by or Under Common Control with Registrant


      The following list sets forth the persons directly controlled by The Guardian Life Insurance Company of America ("Guardian Life") as of July 30, 1999:


                                                                 Percentage of
                                     State of Incorporation    Voting Securities
              Name of Entity             or Organization             Owned
               ------------            ------------------        -------------
The Guardian Insurance &                    Delaware                 100%
 Annuity Company, Inc.
Guardian Asset Management                   Delaware                 100%
 Corporation
Park Avenue Life                            Delaware                 100%
 Insurance Company
Guardian Trust Company                  Fed. Savings Bank            100%
 FSB
Private Healthcare                          Delaware                  48%
 Systems, Inc.
Managed Dental                             California                100%
 Care, Inc.
The Guardian Baillie Gifford              Massachusetts               21%
  International Fund
The Guardian Investment                   Massachusetts               33%
 Quality Bond Fund
Baillie Gifford                             Maryland                  26%
 International Fund
Baillie Gifford Emerging                    Maryland                  31%
 Markets Fund
The Guardian Tax-Exempt Fund              Massachusetts               92%
The Guardian Asset                        Massachusetts               10%
 Allocation Fund
The Guardian Park Avenue
 Small Cap Fund                           Massachusetts               24%
The Guardian Baillie Gifford
 Emerging Markets Fund                    Massachusetts               72%
The Guardian Small Cap
 Stock Fund                                 Maryland                  34%
The Guardian High Yield
 Bond Fund                                Massachusetts               90%

      The following list sets forth the persons directly controlled by affiliates of Guardian Life, and thereby indirectly controlled by Guardian Life, as of July 30, 1999:

                                                                 Approximate
                                                            Percentage of Voting
                                                              Securities Owned
                                   Place of Incorporation     by Guardian Life
              Name of Entity           or Organization           Affiliates
               ------------          -------------------       --------------
Guardian Investor Services                New York                  100%
 Corporation
Guardian Baillie Gifford Limited          Scotland                   51%
The Guardian Cash Fund, Inc.              Maryland                  100%
The Guardian Bond Fund, Inc.              Maryland                  100%
The Guardian Stock Fund, Inc.             Maryland                  100%
GIAC Funds, Inc.                          Maryland                  100%
Park Avenue Securities LLC                Delaware                  100%
The Guardian Small Cap                    Maryland                   16%
 Stock Fund



Item 25. Indemnification

      Reference is made to Registrant's Amended and Restated Articles of Incorporation which have been filed as Exhibit Number 1 to Post-Effective Amendment No. 17 to the Registration Statement on February 27, 1998 and are incorporated herein by reference.

Item 26. Business and Other Connections of Investment Adviser


      Guardian Investor Services Corporation ("GISC") acts as the sole investment adviser for The Guardian Stock Fund, Inc., The Guardian Cash Fund, Inc., The Guardian Bond Fund, Inc., and six of the eight currently operating series funds comprising The Park Avenue Portfolio, namely: The Guardian Cash Management Fund, The Guardian Park Avenue Fund, The Guardian Park Avenue Small Cap Fund, The Guardian Investment Quality Bond Fund, The Guardian Tax-Exempt Fund and The Guardian Asset Allocation Fund, and one of the three series funds comprising GIAC Funds, Inc. namely The Guardian Small Cap Stock Fund. GISC is also the manager of Gabelli Capital Asset Fund. GISC's principal business address is 7 Hanover Square, New York, New York 10004. In addition, GISC is the distributor of The Park Avenue Portfolio and variable annuities and variable life insurance policies offered by The Guardian Insurance & Annuity Company, Inc. ("GIAC") through its separate accounts. These separate accounts, The Guardian/Value Line Separate Account, The Guardian Separate Account A, The Guardian Separate Account B, The Guardian Separate Account C, The Guardian Separate Account D, The Guardian Separate Account E, The Guardian Separate Account K and The Guardian Separate Account M are all unit investment trusts registered under the Investment Company Act of 1940, as amended.



      A list of GISC's officers and directors is set forth below, indicating the business, profession, vocation or employment of a substantial nature in which each person has been engaged during the past two fiscal years for his or her own account or in the capacity of director, officer, partner, or trustee, aside from any affiliation with the Registrant. Except where otherwise noted, the principal business address of each company is 7 Hanover Square, New York, New York 10004.


                                                  Other Substantial Business,
           Name      Position(s) with GISC    Profession, Vocation or Employment
           ----      ---------------------    ----------------------------------

Philip H. Dutter     Director                 Independent Consultant
                                              (self-employed). Director: The
                                              Guardian Life Insurance Company of
                                              America. Director: The Guardian
                                              Insurance & Annuity Company, Inc.
                                              Manager: Park Avenue Securities
                                              LLC*

William C. Warren    Director                 Retired.
                                              Director: The Guardian Life
                                              Insurance Company of America.
                                              Director: The Guardian Insurance &
                                              Annuity Company, Inc. Manager:
                                              Park Avenue Securities LLC*

*     Principal business address: 7 Hanover Square, New York, New York 10004

                                                  Other Substantial Business,
           Name      Position(s) with GISC    Profession, Vocation or Employment
           ----      ---------------------    ----------------------------------

Arthur V. Ferrara    Director                 Retired. Chairman of the Board and
                                              Chief Executive Officer: The
                                              Guardian Life Insurance Company of
                                              America until 12/95. Director
                                              (Trustee) of The Guardian
                                              Insurance & Annuity Company, Inc.,
                                              and various Guardian-sponsored
                                              mutual funds. Manager of Park
                                              Avenue Securities LLC.***

John M. Smith        President &              Executive Vice President: The
                     Director                 Guardian Life Insurance Company of
                                              America. Executive Vice President
                                              and Director: The Guardian
                                              Insurance & Annuity Company, Inc.
                                              Director: Guardian Baillie Gifford
                                              Limited* and Guardian Asset
                                              Management Corporation. President:
                                              GIAC Funds, Inc.

Leo R. Futia         Director                 Director: The Guardian Life
                                              Insurance Company of America.
                                              Director: The Guardian Insurance &
                                              Annuity Company, Inc.
                                              Director/Trustee of various
                                              Guardian-sponsored mutual funds.
                                              Director/Trustee of various mutual
                                              funds sponsored by Value Line,
                                              Inc.** Manager of Park Avenue
                                              Securities LLC.***

Peter L. Hutchings   Director                 Executive Vice President and Chief
                                              Financial Officer: The Guardian
                                              Life Insurance Company of America.
                                              Director: The Guardian Insurance &
                                              Annuity Company, Inc. Director:
                                              Guardian Asset Management
                                              Corporation. Manager of Park
                                              Avenue Securities LLC.***




----------
*     Principal business address: 1 Rutland Court, Edinburgh EH#3 8EY, Scotland.
**    Principal business address: 711 Third Avenue, New York, NY 10017.
***   Principal business address: 7 Hanover Square, New York, New York 10004.

                                                  Other Substantial Business,
           Name      Position(s) with GISC    Profession, Vocation or Employment
           ----      ---------------------    ----------------------------------

Frank J. Jones       Director                 Executive Vice President and Chief
                                              Investment Officer: The Guardian
                                              Life Insurance Company of America.
                                              Director, Executive Vice President
                                              and Chief Investment Officer: The
                                              Guardian Insurance & Annuity
                                              Company, Inc. Director: Guardian
                                              Asset Management Corporation and
                                              Guardian Baillie Gifford Limited.*
                                              Manager of Park Avenue Securities
                                              LLC.** Officer of various
                                              Guardian-sponsored mutual funds.

Joseph D. Sargent    Director                 President, Chief Executive Officer
                                              and Director: The Guardian Life
                                              Insurance Company of America.
                                              President, Chief Executive Officer
                                              and Director: The Guardian
                                              Insurance & Annuity Company, Inc.
                                              and Park Avenue Life Insurance
                                              Company. Director: Guardian Asset
                                              Management Corporation and Park
                                              Avenue Life Insurance Company.
                                              Director: Guardian Baillie Gifford
                                              Limited.* Manager of Park Avenue
                                              Securities LLC.** Chairman and
                                              Director of various Guardian-
                                              sponsored mutual funds.

----------
*     Principal business address: 1 Rutland Court, Edinburgh EH3 8EY, Scotland.
**    Principal business address: 7 Hanover Square, New York, New York 10004.

                                                  Other Substantial Business,
           Name      Position(s) with GISC    Profession, Vocation or Employment
           ----      ---------------------    ----------------------------------

Frank L. Pepe        Vice President &         Vice President and Equity
                     Controller               Controller:  The Guardian Life
                                              Insurance Company of America.
                                              Vice President and Controller: The
                                              Guardian Insurance & Annuity
                                              Company, Inc. Officer of various
                                              Guardian-sponsored mutual funds.

Richard T. Potter,   Vice President and       Vice President and Equity Counsel:
Jr.                  Counsel                  The Guardian Life Insurance
                                              Company of America. Vice President
                                              and Counsel: The Guardian
                                              Insurance & Annuity Company, Inc.,
                                              Guardian Asset Management
                                              Corporation and various Guardian-
                                              sponsored mutual funds.

Donald P. Sullivan,  Vice President           Vice President: The Guardian Life
Jr.                                           Insurance Company of America since
                                              3/99; Second Vice President prior
                                              thereto. Vice President: The
                                              Guardian Insurance & Annuity
                                              Company, Inc. and various
                                              Guardian-sponsored mutual funds.

Ann T. Kearney       Second Vice              Vice President: Group Pensions:
                     President                The Guardian Life Insurance
                                              Company of America. Second Vice
                                              President: The Guardian Insurance
                                              & Annuity Company, Inc.

Alexander M. Grant,  Second Vice              Vice President, Investments: The
Jr.                  President                Guardian Life Insurance Company of
                                              America since 3/99; Second Vice
                                              President, Investments 1/97 -
                                              2/99; Assistant Vice President
                                              prior thereto. Officer of various
                                              Guardian-sponsored mutual funds.

Peggy L. Coppola     Second Vice President    Assistant Vice President, Equity
                                              Sales, The Guardian Life Insurance
                                              Company of America. Second Vice
                                              President, The Guardian Insurance
                                              & Annuity Company, Inc.

Earl Harry           Treasurer                Treasurer: The Guardian Life
                                              Insurance Company of America since
                                              7/96, Assistant Treasurer prior
                                              thereto. Treasurer, The Guardian
                                              Insurance & Annuity Company, Inc.
                                              and Park Avenue Securities LLC.*

----------
*     Principal business address: 7 Hanover Square, New York, New York 10004.

                                                  Other Substantial Business,
           Name      Position(s) with GISC    Profession, Vocation or Employment
           ----      ---------------------    ----------------------------------

Joseph A. Caruso     Vice President and       Vice President and Secretary, The
                     Secretary                Guardian Life Insurance Company of
                                              America since 3/96; Second Vice
                                              President and Secretary prior
                                              thereto. Vice President and
                                              Secretary: The Guardian Insurance
                                              & Annuity Company, Inc., Guardian
                                              Asset Management Corporation, Park
                                              Avenue Securities LLC* and various
                                              Guardian-sponsored mutual funds.

*     Principal business address: 7 Hanover Square, New York, New York 10004.

Item 27. Principal Underwriters


      (a) GISC is the principal underwriter and distributor of the nine operational series funds comprising The Park Avenue Portfolio, namely: The Guardian Park Avenue Fund, The Guardian Park Avenue Small Cap Fund, The Guardian Cash Management Fund, The Guardian Investment Quality Bond Fund, The Guardian Tax-Exempt Fund, The Guardian Baillie Gifford International Fund, The Guardian High Yield Bond Fund, The Baillie Gifford Emerging Markets Fund and The Guardian Asset Allocation Fund. In addition, GISC is the distributor of variable annuities and variable life insurance policies offered by GIAC through GIAC's separate accounts, The Guardian/Value Line Separate Account, The Guardian Separate Account A, The Guardian Separate Account B, The Guardian Separate Account C, The Guardian Separate Account D, The Guardian Separate Account E, The Guardian Separate Account K, and The Guardian Separate Account M, which are all registered as unit investment trusts under the Investment Company Act of 1940, as amended. These latter separate accounts buy and sell shares of The Guardian Stock Fund, Inc., The Guardian Bond Fund, Inc., The Guardian Cash Fund, Inc. and GIAC Funds, Inc. on behalf of GIAC's variable contractowners.

      (b) The principal business address of the officers and directors of GISC listed below is 7 Hanover Square, New York, New York 10004.


                                 Position(s)                     Position(s)
       Name                   with Underwriter                 with Registrant
       -----                   ---------------                  -------------

John M. Smith               President & Director                  None
Arthur V. Ferrara           Director                              Director
Leo R. Futia                Director                              Director
Peter L. Hutchings          Director                              None
Philip H. Dutter            Director                              None
William C. Warren           Director                              None
Joseph D. Sargent           Director                              Director
Frank J. Jones              Director                              President

Frank L. Pepe               Vice President & Controller           Vice President

Richard T. Potter, Jr.      Vice President and Counsel            Vice President
                                                                  and Counsel

Donald P. Sullivan, Jr.     Vice President                        None
Ann T. Kearney              Second Vice President                 Controller
Alexander M. Grant, Jr.     Second Vice President                 Treasurer

Peggy L. Coppola            Second Vice President                 None
Earl Harry                  Treasurer                             None
Joseph A. Caruso            Vice President and Secretary          Secretary

      (c) Not Applicable.

Item 28. Location of Accounts and Records


      Most of the Registrant's accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the custodian and the transfer agent for the Registrant, the State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, Massachusetts 02171. The Registrant's corporate records are maintained by the Registrant at 7 Hanover Square, New York, New York 10004.


Item 29. Management Services

      None.

Item 30. Undertakings

      Not applicable.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, The Guardian Stock Fund, Inc., certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment under Rule 485(b) under the Securities Act and certifies that has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 7th day of September, 1999.

                                      THE GUARDIAN STOCK FUND, INC.



                                      By /s/ FRANK J. JONES
                                         ------------------------------
                                             Frank J. Jones
                                             President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


/s/ FRANK J. JONES                            President
-------------------------------------
  Frank J. Jones                              (Principal Executive Officer)


/s/ ALEXANDER M. GRANT*                       Treasurer
-------------------------------------
  Alexander M. Grant                          (Principal Financial Officer)


/s/ FRANK L. PEPE*                            Controller
-------------------------------------
  Frank L. Pepe                               (Principal Accounting Officer)


/s/ JOHN C. ANGLE*                            Director
-------------------------------------
  John C. Angle



/s/ FRANK J. FABOZZI*                         Director
-------------------------------------
  Frank J. Fabozzi



/s/ ARTHUR V. FERRARA*                        Director
-------------------------------------
Arthur V. Ferrara


/s/ LEO R. FUTIA*                             Director
-------------------------------------
  Leo R. Futia


/s/ WILLIAM W. HEWITT, JR.*                   Director
-------------------------------------
 William W. Hewitt, Jr.


/s/ SIDNEY I. LIRTZMAN*                       Director
-------------------------------------
 Sidney I. Lirtzman



/s/ JOSEPH D. SARGENT*                        Director
-------------------------------------
  Joseph D. Sargent


/s/ CARL W. SCHAFER*                          Director
-------------------------------------
  Carl W. Schafer



/s/ ROBERT G. SMITH*                          Director
-------------------------------------
  Robert G. Smith



*By  /s/ FRANK J. JONES                                  Date: September 7, 1999
-------------------------------------
         Frank J. Jones
 Pursuant to a Power of Attorney